UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Transparent Value Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2019

Guggenheim Funds Semi-Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIRECTIONAL ALLOCATION FUND	8
RBP® DIVIDEND FUND	18
RBP® LARGE-CAP DEFENSIVE FUND	27
RBP® LARGE-CAP MARKET FUND	36
RBP® LARGE-CAP VALUE FUND	45
NOTES TO FINANCIAL STATEMENTS	54
OTHER INFORMATION	61
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	62
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	66

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2019

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim RBP® Funds (the “Funds”). This report covers the semi-annual fiscal year ended March 31, 2019.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report and Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC
April 30, 2019

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2019

Late 2018 and early 2019 U.S. economic data stoked recession fears, prompting the U.S. Federal Reserve (the “Fed”) to abort its tightening cycle and the 3-month/10-year Treasury yield curve to invert. Housing activity weakened markedly in the second half of 2018, personal spending growth decelerated, job gains moderated, and industrial production growth slowed. However, first-quarter 2019 real gross domestic product (“GDP”) surprised everyone by posting a growth rate of 3.2 percent. While this number benefited from big contributions from inventories and trade, the decline in interest rates and recovery in risk assets could support U.S. economic growth in the second and third quarters of 2019.

Taking a longer view, the indicators Guggenheim tracks as part of our proprietary recession probability indicator continue to signal that the economy could be heading into a recession in about a year. The unemployment rate has leveled off after years of steady declines, the Fed has moved to a neutral bias on rates, the yield curve has inverted, growth in leading indicators has slowed, gains in total hours worked have slowed, and real retail sales growth has fallen sharply. Taken together, these data points support the view that the next recession may begin as early as the first half of 2020.

Overseas, continued weakness in economic data finally prompted policy action. The European Central Bank (“ECB”) revised expected real GDP growth downward for 2019 and shortly thereafter delivered further accommodation. Rate hikes are now forecast to come later than previously indicated, and the ECB launched a series of targeted long-term refinancing operations consisting of two-year loans. China, another major economy that has shown signs of slowing, showed a mix of softening and signs of stabilization in recent economic activity. So far, Chinese authorities have announced fiscal stimulus through tax cuts and infrastructure spending, and monetary stimulus in the form of a reduction in the reserve requirement ratio.

Foreign governments’ stimulus to their local economies may be good news for U.S. activity. The downward trend in global growth weighed on U.S. activity, as evidenced by some weakness in 2018 U.S. exports and downward revisions to this year’s expected corporate earnings. If policy changes are enough to avoid recession across Western Europe or boost growth in China, the combination of this and lower U.S. rates could be positive for U.S. growth later in the year. However, the U.S., Europe, and China are not yet out of the woods. All three remain key risks to global growth given the lack of a Brexit agreement, significant weakening in German manufacturing activity, and unresolved U.S.-China tariff negotiations. Without a positive catalyst, the trajectory for the U.S. could remain negative, with a major event risk looming in the fall, when the U.S. Treasury Department will exhaust its “extraordinary measures” and force a congressional debate about the debt ceiling, which could prompt fears of a technical default and complicate fiscal year 2020 budget negotiations, where a fiscal spending cliff looms.

For the six months ended March 31, 2019, the Standard & Poor’s 500® (“S&P 500”) Index* returned -1.72%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -3.64%. The return of the MSCI Emerging Markets Index* was 1.83%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 4.63% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 2.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.17% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2019

*Index Definitions

Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones U.S. Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within S&P 500 Index that exhibit strong value characteristics.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2018 and ending March 31, 2019.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.38%	(3.71%)	$ 1,000.00	$ 962.90	$ 6.75
C-Class	2.11%	(4.07%)	1,000.00	959.30	10.31
P-Class	1.36%	(3.69%)	1,000.00	963.10	6.66
Institutional Class	1.11%	(3.58%)	1,000.00	964.20	5.44
RBP® Dividend Fund
A-Class	1.22%	(1.32%)	1,000.00	986.80	6.04
C-Class	1.97%	(1.65%)	1,000.00	983.50	9.74
P-Class	1.22%	(1.30%)	1,000.00	987.00	6.04
Institutional Class	0.97%	(1.16%)	1,000.00	988.40	4.81
RBP® Large-Cap Defensive Fund
A-Class	1.22%	(0.96%)	1,000.00	990.40	6.05
C-Class	1.97%	(1.33%)	1,000.00	986.70	9.76
P-Class	1.22%	(1.04%)	1,000.00	989.60	6.05
Institutional Class	0.97%	(0.81%)	1,000.00	991.90	4.82
RBP® Large-Cap Market Fund
A-Class	1.22%	(0.53%)	1,000.00	994.70	6.07
C-Class	1.97%	(0.93%)	1,000.00	990.70	9.78
P-Class	1.22%	(0.51%)	1,000.00	994.90	6.07
Institutional Class	0.97%	(0.41%)	1,000.00	995.90	4.83
RBP® Large-Cap Value Fund
A-Class	1.23%	(1.46%)	1,000.00	985.40	6.09
C-Class	1.98%	(1.80%)	1,000.00	982.00	9.78
P-Class	1.23%	(1.40%)	1,000.00	986.00	6.09
Institutional Class	0.98%	(1.37%)	1,000.00	986.30	4.85

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
A-Class	1.38%	5.00%	$ 1,000.00	$ 1,018.05	$ 6.94
C-Class	2.11%	5.00%	1,000.00	1,014.41	10.60
P-Class	1.36%	5.00%	1,000.00	1,018.15	6.84
Institutional Class	1.11%	5.00%	1,000.00	1,019.40	5.59
RBP® Dividend Fund
A-Class	1.22%	5.00%	1,000.00	1,018.85	6.14
C-Class	1.97%	5.00%	1,000.00	1,015.11	9.90
P-Class	1.22%	5.00%	1,000.00	1,018.85	6.14
Institutional Class	0.97%	5.00%	1,000.00	1,020.09	4.89
RBP® Large-Cap Defensive Fund
A-Class	1.22%	5.00%	1,000.00	1,018.85	6.14
C-Class	1.97%	5.00%	1,000.00	1,015.11	9.90
P-Class	1.22%	5.00%	1,000.00	1,018.85	6.14
Institutional Class	0.97%	5.00%	1,000.00	1,020.09	4.89
RBP® Large-Cap Market Fund
A-Class	1.22%	5.00%	1,000.00	1,018.85	6.14
C-Class	1.97%	5.00%	1,000.00	1,015.11	9.90
P-Class	1.22%	5.00%	1,000.00	1,018.85	6.14
Institutional Class	0.97%	5.00%	1,000.00	1,020.09	4.89
RBP® Large-Cap Value Fund
A-Class	1.23%	5.00%	1,000.00	1,018.80	6.19
C-Class	1.98%	5.00%	1,000.00	1,015.06	9.95
P-Class	1.23%	5.00%	1,000.00	1,018.80	6.19
Institutional Class	0.98%	5.00%	1,000.00	1,020.04	4.94

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2018 to March 31, 2019.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2019

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class**	June 18, 2012
Institutional Class	June 18, 2012

Ten Largest Holdings (% of Total Net Assets)
Xilinx, Inc.	1.7%
Edwards Lifesciences Corp.	1.5%
Broadcom, Inc.	1.4%
Zoetis, Inc.	1.4%
VMware, Inc. — Class A	1.3%
Quanta Services, Inc.	1.3%
salesforce.com, Inc.	1.3%
PayPal Holdings, Inc.	1.3%
Spirit AeroSystems Holdings, Inc. — Class A	1.3%
Mastercard, Inc. — Class A	1.3%
Top Ten Total	13.8%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2019

Average Annual Returns*

Periods Ended March 31, 2019

	6 Month†	1 Year	5 Year	Since Inception (06/18/12)
A-Class Shares	(3.71%)	3.95%	7.17%	11.46%
A-Class Shares with sales charge‡	(8.30%)	(0.99%)	5.91%	10.49%
C-Class Shares	(4.07%)	3.11%	6.42%	10.70%
C-Class Shares with CDSC§	(4.90%)	2.21%	6.42%	10.70%
P-Class Shares**	(3.69%)	3.94%	7.24%	11.54%
Institutional Class Shares	(3.58%)	4.17%	7.49%	11.81%
Guggenheim Directional Allocation IndexSM	(3.19%)	4.93%	8.67%	13.14%
Dow Jones U.S. Large-Cap Total Stock Market Index	(1.71%)	9.41%	10.76%	13.94%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim Directional Allocation IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019
DIRECTIONAL ALLOCATION FUND

	Shares	Value

COMMON STOCKS† - 101.3%

Consumer, Non-cyclical - 24.2%
Edwards Lifesciences Corp.*	45,731	$8,749,712
Zoetis, Inc.	82,116	8,266,618
Quanta Services, Inc.	210,387	7,940,006
PayPal Holdings, Inc.*	74,607	7,747,191
Worldpay, Inc. — Class A*	65,503	7,434,591
Thermo Fisher Scientific, Inc.	26,572	7,273,288
Global Payments, Inc.	51,854	7,079,108
Vertex Pharmaceuticals, Inc.*	35,645	6,556,898
IQVIA Holdings, Inc.*	44,954	6,466,633
Monster Beverage Corp.*	115,199	6,287,561
Teleflex, Inc.	19,228	5,809,932
ABIOMED, Inc.*	17,286	4,936,709
Alexion Pharmaceuticals, Inc.*	30,011	4,056,887
Estee Lauder Companies, Inc. — Class A	24,237	4,012,435
Abbott Laboratories	49,122	3,926,813
Merck & Company, Inc.	42,715	3,552,606
Post Holdings, Inc.*	32,152	3,517,429
Intuitive Surgical, Inc.*	6,123	3,493,661
Lamb Weston Holdings, Inc.	45,841	3,435,325
Mondelez International, Inc. — Class A	67,149	3,352,078
Total System Services, Inc.	34,723	3,299,032
Syneos Health, Inc.*	59,615	3,085,673
UnitedHealth Group, Inc.	12,210	3,019,045
AbbVie, Inc.	36,598	2,949,433
Cintas Corp.	13,674	2,763,652
Robert Half International, Inc.	40,527	2,640,739
Jazz Pharmaceuticals plc*	18,430	2,634,568
Molina Healthcare, Inc.*	18,445	2,618,452
Bristol-Myers Squibb Co.	51,042	2,435,214
Centene Corp.*	41,874	2,223,509
Cigna Corp.	12,906	2,075,543
Total Consumer, Non-cyclical		143,640,341

Financial - 18.8%
Mastercard, Inc. — Class A	32,724	7,704,866
Visa, Inc. — Class A	45,825	7,157,407
JPMorgan Chase & Co.	56,288	5,698,034
Goldman Sachs Group, Inc.	29,079	5,582,877
Bank of America Corp.	201,023	5,546,225
Citigroup, Inc.	87,038	5,415,504
CBRE Group, Inc. — Class A*	109,218	5,400,830
T. Rowe Price Group, Inc.	51,508	5,156,981
Zions Bancorp North America	109,167	4,957,274
KeyCorp	272,817	4,296,868
Progressive Corp.	56,964	4,106,535
Credit Acceptance Corp.*	8,009	3,619,507
Alexandria Real Estate Equities, Inc. REIT	23,491	3,348,877
Prologis, Inc. REIT	45,611	3,281,712
E*TRADE Financial Corp.	68,386	3,175,162
Prudential Financial, Inc.	33,554	3,082,941
American Financial Group, Inc.	31,211	3,002,810
MetLife, Inc.	70,465	2,999,695
Principal Financial Group, Inc.	59,742	2,998,451
Unum Group	87,972	2,976,093
Ally Financial, Inc.	105,192	2,891,728
Host Hotels & Resorts, Inc. REIT	148,637	2,809,239
Voya Financial, Inc.	55,372	2,766,385
Aon plc	15,627	2,667,529
BB&T Corp.	53,563	2,492,286
Morgan Stanley	58,332	2,461,610
Intercontinental Exchange, Inc.	29,167	2,220,775
Citizens Financial Group, Inc.	67,298	2,187,185
Fifth Third Bancorp	78,725	1,985,445
Total Financial		111,990,831

Consumer, Cyclical - 13.7%
Live Nation Entertainment, Inc.*	105,056	6,675,258
Lennar Corp. — Class A	125,557	6,163,593
Allison Transmission Holdings, Inc.	137,206	6,163,294
Wynn Resorts Ltd.	43,418	5,180,636
Delta Air Lines, Inc.	94,527	4,882,319
Dollar Tree, Inc.*	35,730	3,753,079
PACCAR, Inc.	52,728	3,592,886
BorgWarner, Inc.	80,974	3,110,211
Darden Restaurants, Inc.	25,190	3,059,829
Aptiv plc	36,188	2,876,584
Alaska Air Group, Inc.	51,189	2,872,727
Burlington Stores, Inc.*	18,328	2,871,631
Toll Brothers, Inc.	77,143	2,792,577
Home Depot, Inc.	14,214	2,727,525
Lowe’s Companies, Inc.	24,875	2,723,066
Costco Wholesale Corp.	11,159	2,702,040
TJX Companies, Inc.	50,522	2,688,276
Best Buy Company, Inc.	36,383	2,585,376
Lululemon Athletica, Inc.*	14,960	2,451,495
Marriott International, Inc. — Class A	19,532	2,443,258
Advance Auto Parts, Inc.	13,862	2,363,887
Royal Caribbean Cruises Ltd.	20,306	2,327,474
Copart, Inc.*	38,355	2,323,929
Kohl’s Corp.	31,376	2,157,728
Total Consumer, Cyclical		81,488,678

Technology - 12.8%
Xilinx, Inc.	80,501	10,206,722
Broadcom, Inc.	27,555	8,286,064
VMware, Inc. — Class A	44,117	7,963,560
salesforce.com, Inc.*	49,253	7,800,198
MSCI, Inc. — Class A	30,223	6,009,541
Veeva Systems, Inc. — Class A*	35,097	4,452,405
Intel Corp.	80,256	4,309,747
Microsoft Corp.	32,618	3,846,967
Intuit, Inc.	13,716	3,585,500
Fortinet, Inc.*	37,178	3,121,837
PTC, Inc.*	32,416	2,988,107
Cognizant Technology Solutions Corp. — Class A	37,325	2,704,196
DXC Technology Co.	36,897	2,372,846
Dell Technologies, Inc. — Class C*	37,661	2,210,324
Zebra Technologies Corp. — Class A*	10,462	2,192,103
Activision Blizzard, Inc.	43,412	1,976,548

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2019
DIRECTIONAL ALLOCATION FUND

	Shares	Value

Microchip Technology, Inc.	21,827	$1,810,768
Total Technology		75,837,433

Communications - 12.8%
Facebook, Inc. — Class A*	42,198	7,033,985
Amazon.com, Inc.*	3,849	6,854,107
CDW Corp.	67,702	6,524,442
Cisco Systems, Inc.	118,450	6,395,115
IAC/InterActiveCorp*	30,004	6,304,140
Alphabet, Inc. — Class C*	5,241	6,149,318
Discovery, Inc. — Class A*	164,352	4,440,791
Charter Communications, Inc. — Class A*	12,154	4,216,344
GrubHub, Inc.*	60,554	4,206,686
Arista Networks, Inc.*	12,101	3,805,280
Motorola Solutions, Inc.	22,795	3,200,874
Comcast Corp. — Class A	78,923	3,155,342
Verizon Communications, Inc.	51,624	3,052,527
Walt Disney Co.	26,330	2,923,465
Corning, Inc.	86,285	2,856,034
VeriSign, Inc.*	15,276	2,773,510
Booking Holdings, Inc.*	1,089	1,900,207
Total Communications		75,792,167

Industrial - 9.5%
Spirit AeroSystems Holdings, Inc. — Class A	84,473	7,731,814
Fortune Brands Home & Security, Inc.	138,436	6,590,938
TransDigm Group, Inc.*	14,397	6,536,094
Keysight Technologies, Inc.*	72,846	6,352,171
Ball Corp.	74,124	4,288,815
Waters Corp.*	15,891	3,999,924
Lockheed Martin Corp.	11,365	3,411,318
CH Robinson Worldwide, Inc.	38,636	3,360,946
Eaton Corporation plc	41,488	3,342,273
Old Dominion Freight Line, Inc.	22,538	3,254,262
PerkinElmer, Inc.	29,080	2,802,149
United Parcel Service, Inc. — Class B	22,040	2,462,749
FLIR Systems, Inc.	43,487	2,069,111
Total Industrial		56,202,564

Energy - 6.0%
Diamondback Energy, Inc.	52,558	5,336,214
Targa Resources Corp.	112,417	4,670,927
Pioneer Natural Resources Co.	30,217	4,601,445
EOG Resources, Inc.	45,711	4,350,773
Kinder Morgan, Inc.	140,029	2,801,980
Williams Companies, Inc.	91,175	2,618,546
Phillips 66	24,751	2,355,553
Murphy Oil Corp.	78,790	2,308,547
ConocoPhillips	33,877	2,260,951
Concho Resources, Inc.	20,036	2,223,194
Marathon Oil Corp.	123,446	2,062,782
Total Energy		35,590,912

Basic Materials - 2.8%
Celanese Corp. — Class A	64,064	6,317,351
Albemarle Corp.	64,223	5,265,002
CF Industries Holdings, Inc.	61,451	2,512,117
Mosaic Co.	90,175	2,462,679
Total Basic Materials		16,557,149

Utilities - 0.7%
Vistra Energy Corp.	100,874	2,625,750
NRG Energy, Inc.	43,525	1,848,942
Total Utilities		4,474,692

Total Common Stocks
(Cost $525,211,880)		601,574,767

EXCHANGE-TRADED FUNDS† - 0.4%
SPDR S&P 500 ETF Trust	7,520	2,124,249
Total Exchange-Traded Funds
(Cost $2,119,736)		2,124,249

Total Investments - 101.7%
(Cost $527,331,616)		$603,699,016
Other Assets & Liabilities, net - (1.7)%		(10,087,804)
Total Net Assets - 100.0%		$593,611,212

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2019
DIRECTIONAL ALLOCATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$601,574,767	$—	$—	$601,574,767
Exchange-Traded Funds	2,124,249	—	—	2,124,249
Total Assets	$603,699,016	$—	$—	$603,699,016

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

Assets:
Investments, at value (cost $527,331,616)	$603,699,016
Cash	1,273,859
Prepaid expenses	49,843
Receivables:
Securities sold	3,702,390
Dividends	335,772
Fund shares sold	265,195
Total assets	609,326,075

Liabilities:
Payable for:
Fund shares redeemed	12,766,064
Securities purchased	2,119,736
Management fees	438,914
Distribution and service fees	208,646
Fund accounting/administration fees	41,198
Transfer agent/maintenance fees	24,227
Trustees’ fees*	1,249
Due to Investment Adviser	784
Miscellaneous	114,045
Total liabilities	15,714,863
Net assets	$593,611,212

Net assets consist of:
Paid in capital	$532,526,881
Total distributable earnings (loss)	61,084,331
Net assets	$593,611,212

A-Class:
Net assets	$99,892,187
Capital shares outstanding	6,359,305
Net asset value per share	$15.71
Maximum offering price per share (Net asset value divided by 95.25%)	$16.49

C-Class:
Net assets	$201,742,782
Capital shares outstanding	13,543,464
Net asset value per share	$14.90

P-Class:
Net assets	$15,537,784
Capital shares outstanding	984,180
Net asset value per share	$15.79

Institutional Class:
Net assets	$276,438,459
Capital shares outstanding	17,172,581
Net asset value per share	$16.10

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2019

Investment Income:
Dividends (net of foreign withholding tax of $17)	$6,296,269
Total investment income	6,296,269

Expenses:
Management fees	2,943,559
Distribution and service fees:
A-Class	134,153
C-Class	1,025,146
P-Class	20,616
Transfer agent/maintenance fees:
A-Class	12,178
C-Class	30,619
P-Class	5,629
Institutional Class	41,654
Fund accounting/administration fees	247,881
Line of credit fees	28,581
Trustees’ fees*	15,246
Custodian fees	12,831
Miscellaneous	145,330
Recoupment of previously waived fees:
A-Class	1,485
C-Class	11,186
Institutional Class	12,585
Total expenses	4,688,679
Less:
Expenses reimbursed by Adviser:
A-Class	(3,798)
C-Class	(17,964)
P-Class	(3,671)
Institutional Class	(19,439)
Expenses waived by Adviser	(15,980)
Earnings credits applied	(12,831)
Total waived/reimbursed expenses	(73,683)
Net expenses	4,614,996
Net investment income	1,681,273

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(14,269,020)
Net realized loss	(14,269,020)
Net change in unrealized appreciation (depreciation) on:
Investments	(21,881,004)
Net change in unrealized appreciation (depreciation)	(21,881,004)
Net realized and unrealized loss	(36,150,024)
Net decrease in net assets resulting from operations	$(34,468,751)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,681,273	$(2,554,938)
Net realized gain (loss) on investments	(14,269,020)	102,002,872
Net change in unrealized appreciation (depreciation) on investments	(21,881,004)	12,807,358
Net increase (decrease) in net assets resulting from operations	(34,468,751)	112,255,292

Distributions to shareholders:
A-Class	(12,375,098)	—
C-Class	(25,936,550)	—
P-Class	(2,060,283)	—
Institutional Class	(35,707,293)	—
Total distributions to shareholders	(76,079,224)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	4,495,445	15,233,321
C-Class	5,417,300	8,798,060
P-Class	287,951	4,242,184
Institutional Class	28,660,211	86,201,622
Distributions reinvested
A-Class	11,099,561	—
C-Class	22,755,169	—
P-Class	2,041,440	—
Institutional Class	31,151,633	—
Cost of shares redeemed
A-Class	(15,393,714)	(49,667,944)
C-Class	(28,470,553)	(46,593,561)
P-Class	(4,460,858)	(22,604,663)
Institutional Class	(77,041,804)	(68,131,762)
Net decrease from capital share transactions	(19,458,219)	(72,522,743)
Net increase (decrease) in net assets	(130,006,194)	39,732,549

Net assets:
Beginning of period	723,617,406	683,884,857
End of period	$593,611,212	$723,617,406

Capital share activity:
Shares sold
A-Class	294,994	866,630
C-Class	383,810	524,246
P-Class	18,084	245,208
Institutional Class	1,783,684	4,787,746
Shares issued from reinvestment of distributions
A-Class	774,568	—
C-Class	1,670,717	—
P-Class	141,767	—
Institutional Class	2,122,044	—
Shares redeemed
A-Class	(1,045,145)	(2,843,204)
C-Class	(1,959,622)	(2,792,327)
P-Class	(294,424)	(1,260,175)
Institutional Class	(4,937,976)	(3,833,995)
Net decrease in shares	(1,047,499)	(4,305,871)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$18.59	$15.83	$13.16	$11.61	$14.22	$13.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	(.03)	(.04)	(.01)	(.02)	(.08)
Net gain (loss) on investments (realized and unrealized)	(.93)	2.79	2.71	1.56	(1.17)	1.38
Total from investment operations	(.88)	2.76	2.67	1.55	(1.19)	1.30
Less distributions from:
Net realized gains	(2.00)	—	—	—	(1.42)	(.45)
Total distributions	(2.00)	—	—	—	(1.42)	(.45)
Net asset value, end of period	$15.71	$18.59	$15.83	$13.16	$11.61	$14.22

Total Return[c]	(3.71%)	17.44%	20.29%	13.35%	(8.71%)	9.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$99,892	$117,786	$131,554	$144,968	$246,227	$412,305
Ratios to average net assets:
Net investment income (loss)	0.66%	(0.20%)	(0.27%)	(0.08%)	(0.16%)	(0.56%)
Total expenses[d]	1.39%	1.35%	1.42%	1.50%	1.43%	1.50%
Net expenses[e,f,g]	1.38%	1.34%	1.42%	1.50%	1.43%	1.50%
Portfolio turnover rate	72%	92%	89%	227%	208%	300%

C-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$17.81	$15.29	$12.80	$11.36	$14.04	$13.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.16)	(.13)	(.08)	(.11)	(.16)
Net gain (loss) on investments (realized and unrealized)	(.90)	2.68	2.62	1.52	(1.15)	1.37
Total from investment operations	(.91)	2.52	2.49	1.44	(1.26)	1.21
Less distributions from:
Net realized gains	(2.00)	—	—	—	(1.42)	(.45)
Total distributions	(2.00)	—	—	—	(1.42)	(.45)
Net asset value, end of period	$14.90	$17.81	$15.29	$12.80	$11.36	$14.04

Total Return[c]	(4.07%)	16.48%	19.45%	12.68%	(9.37%)	9.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$201,743	$239,516	$240,268	$266,485	$376,154	$574,466
Ratios to average net assets:
Net investment income (loss)	(0.08%)	(0.96%)	(0.95%)	(0.69%)	(0.85%)	(1.17%)
Total expenses[d]	2.14%	2.11%	2.15%	2.16%	2.10%	2.10%
Net expenses[e,f,g]	2.11%	2.11%	2.11%	2.11%	2.10%	2.10%
Portfolio turnover rate	72%	92%	89%	227%	208%	300%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$18.67	$15.90	$13.22	$11.65	$14.25	$13.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	(.04)	(.03)	.01	(.01)	(.06)
Net gain (loss) on investments (realized and unrealized)	(.93)	2.81	2.71	1.56	(1.17)	1.39
Total from investment operations	(.88)	2.77	2.68	1.57	(1.18)	1.33
Less distributions from:
Net realized gains	(2.00)	—	—	—	(1.42)	(.45)
Total distributions	(2.00)	—	—	—	(1.42)	(.45)
Net asset value, end of period	$15.79	$18.67	$15.90	$13.22	$11.65	$14.25

Total Return	(3.69%)	17.42%	20.27%	13.48%	(8.61%)	9.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,538	$20,892	$33,936	$32,720	$54,147	$119,827
Ratios to average net assets:
Net investment income (loss)	0.69%	(0.22%)	(0.20%)	0.06%	(0.10%)	(0.42%)
Total expenses[d]	1.41%	1.37%	1.40%	1.41%	1.35%	1.35%
Net expenses[e,f,g]	1.36%	1.36%	1.36%	1.36%	1.35%	1.35%
Portfolio turnover rate	72%	92%	89%	227%	208%	300%

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$18.97	$16.12	$13.37	$11.75	$14.33	$13.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.01	.01	.04	.02	(.02)
Net gain (loss) on investments (realized and unrealized)	(.94)	2.84	2.74	1.58	(1.18)	1.39
Total from investment operations	(.87)	2.85	2.75	1.62	(1.16)	1.37
Less distributions from:
Net realized gains	(2.00)	—	—	—	(1.42)	(.45)
Total distributions	(2.00)	—	—	—	(1.42)	(.45)
Net asset value, end of period	$16.10	$18.97	$16.12	$13.37	$11.75	$14.33

Total Return	(3.58%)	17.68%	20.66%	13.70%	(8.40%)	10.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$276,438	$345,423	$278,127	$244,201	$503,270	$1,294,029
Ratios to average net assets:
Net investment income (loss)	0.92%	0.04%	0.06%	0.32%	0.15%	(0.17%)
Total expenses[d]	1.13%	1.12%	1.15%	1.16%	1.10%	1.10%
Net expenses[e,f,g]	1.11%	1.11%	1.11%	1.11%	1.10%	1.10%
Portfolio turnover rate	72%	92%	89%	227%	208%	300%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expense to average net assets to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/19	09/30/18	09/30/17
A-Class	0.00%*	—	—
C-Class	0.01%	0.02%	0.01%
P-Class	—	0.01%	0.02%
Institutional Class	0.01%	0.02%	0.01%

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/19	09/30/18	09/30/17	09/30/16
A-Class	1.37%	1.34%	1.41%	1.49%
C-Class	2.10%	2.10%	2.10%	2.10%
P-Class	1.35%	1.35%	1.35%	1.35%
Institutional Class	1.10%	1.10%	1.10%	1.10%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2019

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class**	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Gaming and Leisure Properties, Inc.	3.0%
Southern Co.	2.3%
PPL Corp.	2.0%
Kinder Morgan, Inc.	2.0%
AES Corp.	1.9%
ONEOK, Inc.	1.9%
Duke Energy Corp.	1.8%
Dominion Energy, Inc.	1.8%
Altria Group, Inc.	1.7%
Verizon Communications, Inc.	1.7%
Top Ten Total	20.1%

“Ten Largest Holdings” excludes any temporary cash investments.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2019

Average Annual Returns*

Periods Ended March 31, 2019

	6 Month†	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	(1.32%)	5.28%	7.77%	10.20%
A-Class Shares with sales charge‡	(6.04%)	0.31%	6.49%	9.39%
C-Class Shares	(1.65%)	4.49%	7.04%	9.49%
C-Class Shares with CDSC§	(2.58%)	3.51%	7.04%	9.49%
P-Class Shares**	(1.30%)	5.26%	7.84%	10.32%
Guggenheim RBP Dividend IndexSM	(0.79%)	6.54%	9.43%	12.00%
Dow Jones U.S. Large-Cap Total Stock Market Index	(1.71%)	9.41%	10.76%	12.48%

				Since Inception (02/10/11)
Institutional Class Shares	(1.16%)	5.52%	8.12%	10.63%
Guggenheim RBP Dividend IndexSM	(0.79%)	6.54%	9.43%	12.02%
Dow Jones U.S. Large-Cap Total Stock Market Index	(1.71%)	9.41%	10.76%	12.07%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market IndexSM and Guggenheim RBP Dividend Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019
RBP® DIVIDEND FUND

	Shares	Value

COMMON STOCKS† - 98.5%

Consumer, Non-cyclical - 22.3%
Altria Group, Inc.	6,901	$396,325
Procter & Gamble Co.	3,377	351,377
Philip Morris International, Inc.	3,431	303,266
Kimberly-Clark Corp.	2,439	302,192
Flowers Foods, Inc.	13,894	296,220
PepsiCo, Inc.	2,368	290,198
AbbVie, Inc.	3,520	283,677
Merck & Company, Inc.	3,264	271,467
Hershey Co.	2,169	249,067
Clorox Co.	1,407	225,767
Johnson & Johnson	1,556	217,513
Eli Lilly & Co.	1,643	213,196
Cardinal Health, Inc.	4,167	200,641
Amgen, Inc.	927	176,111
Bristol-Myers Squibb Co.	3,514	167,653
Automatic Data Processing, Inc.	1,046	167,088
Abbott Laboratories	1,968	157,322
Medtronic plc	1,717	156,384
Sysco Corp.	2,087	139,328
Booz Allen Hamilton Holding Corp.	2,251	130,873
Kroger Co.	4,850	119,310
Perrigo Company plc	1,794	86,399
Encompass Health Corp.	1,308	76,387
Zoetis, Inc.	464	46,711
Total System Services, Inc.	420	39,904
Thermo Fisher Scientific, Inc.	95	26,004
Total Consumer, Non-cyclical		5,090,380

Financial - 20.6%
Gaming and Leisure Properties, Inc. REIT	17,793	686,276
Synchrony Financial	10,405	331,919
PacWest Bancorp	7,722	290,424
Principal Financial Group, Inc.	5,642	283,172
Prudential Financial, Inc.	3,039	279,223
Old Republic International Corp.	12,738	266,479
Lazard Ltd. — Class A	7,220	260,931
BB&T Corp.	4,963	230,928
First American Financial Corp.	4,389	226,034
Huntington Bancshares, Inc.	17,441	221,152
People’s United Financial, Inc.	12,940	212,734
KeyCorp	12,212	192,339
Ameriprise Financial, Inc.	1,438	184,208
PNC Financial Services Group, Inc.	1,475	180,924
Fifth Third Bancorp	6,610	166,704
Citizens Financial Group, Inc.	5,126	166,595
Popular, Inc.	3,114	162,333
U.S. Bancorp	3,263	157,244
JPMorgan Chase & Co.	1,358	137,470
Visa, Inc. — Class A	286	44,670
Mastercard, Inc. — Class A	170	40,027
Total Financial		4,721,786

Technology - 11.6%
Broadcom, Inc.	1,120	336,795
International Business Machines Corp.	2,373	334,830
Paychex, Inc.	3,346	268,349
Lam Research Corp.	1,349	241,485
Hewlett Packard Enterprise Co.	15,576	240,338
KLA-Tencor Corp.	1,998	238,581
Intel Corp.	3,925	210,773
Texas Instruments, Inc.	1,531	162,393
HP, Inc.	7,320	142,227
Microsoft Corp.	1,063	125,371
Genpact Ltd.	2,521	88,689
Broadridge Financial Solutions, Inc.	819	84,922
Intuit, Inc.	298	77,900
Jack Henry & Associates, Inc.	454	62,988
SS&C Technologies Holdings, Inc.	706	44,965
Total Technology		2,660,606

Consumer, Cyclical - 10.1%
General Motors Co.	10,141	376,231
Wyndham Destinations, Inc.	7,907	320,154
Fastenal Co.	3,733	240,069
Darden Restaurants, Inc.	1,743	211,722
Target Corp.	2,624	210,602
Watsco, Inc.	1,445	206,939
Kohl’s Corp.	2,965	203,903
Hasbro, Inc.	2,000	170,040
Delta Air Lines, Inc.	3,288	169,825
KAR Auction Services, Inc.	2,742	140,692
Casey’s General Stores, Inc.	501	64,514
Total Consumer, Cyclical		2,314,691

Utilities - 9.8%
Southern Co.	10,032	518,454
PPL Corp.	14,700	466,578
AES Corp.	24,189	437,337
Duke Energy Corp.	4,549	409,410
Dominion Energy, Inc.	5,300	406,298
Total Utilities		2,238,077

Energy - 9.0%
Kinder Morgan, Inc.	22,377	447,764
ONEOK, Inc.	6,233	435,312
Chevron Corp.	2,631	324,087
Exxon Mobil Corp.	3,971	320,857
Occidental Petroleum Corp.	4,205	278,371
Valero Energy Corp.	3,058	259,410
Total Energy		2,065,801

Industrial - 8.8%
Ryder System, Inc.	5,818	360,658
Sonoco Products Co.	4,055	249,504
Eaton Corporation plc	2,942	237,008
Johnson Controls International plc	5,949	219,756
Caterpillar, Inc.	1,368	185,350
Packaging Corporation of America	1,856	184,449
Westrock Co.	4,541	174,148

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2019
RBP® DIVIDEND FUND

	Shares	Value

Hubbell, Inc.	1,475	$174,021
Emerson Electric Co.	2,369	162,205
Agilent Technologies, Inc.	938	75,396
Total Industrial		2,022,495

Communications - 5.2%
Verizon Communications, Inc.	6,525	385,823
Interpublic Group of Companies, Inc.	12,991	272,941
Cisco Systems, Inc.	4,761	257,047
Corning, Inc.	5,003	165,599
Telephone & Data Systems, Inc.	3,670	112,779
Total Communications		1,194,189

Basic Materials - 1.1%
International Paper Co.	5,395	249,626

Total Common Stocks
(Cost $21,031,536)		22,557,651

EXCHANGE-TRADED FUNDS† - 0.5%
iShares Select Dividend ETF	1,149	112,809
Total Exchange-Traded Funds
(Cost $112,885)		112,809

Total Investments - 99.0%
(Cost $21,144,421)		$22,670,460
Other Assets & Liabilities, net - 1.0%		219,358
Total Net Assets - 100.0%		$22,889,818

†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,557,651	$—	$—	$22,557,651
Exchange-Traded Funds	112,809	—	—	112,809
Total Assets	$22,670,460	$—	$—	$22,670,460

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

Assets:
Investments, at value (cost $21,144,421)	$22,670,460
Cash	129,193
Prepaid expenses	58,203
Receivables:
Securities sold	392,835
Fund shares sold	52,651
Dividends	43,257
Total assets	23,346,599

Liabilities:
Payable for:
Securities purchased	398,757
Fund shares redeemed	18,921
Distribution and service fees	8,066
Transfer agent/maintenance fees	5,841
Management fees	2,801
Trustees’ fees*	386
Miscellaneous	22,009
Total liabilities	456,781
Net assets	$22,889,818

Net assets consist of:
Paid in capital	$22,094,549
Total distributable earnings (loss)	795,269
Net assets	$22,889,818

A-Class:
Net assets	$5,793,044
Capital shares outstanding	499,308
Net asset value per share	$11.60
Maximum offering price per share (Net asset value divided by 95.25%)	$12.18

C-Class:
Net assets	$5,230,318
Capital shares outstanding	448,628
Net asset value per share	$11.66

P-Class:
Net assets	$1,913,116
Capital shares outstanding	163,032
Net asset value per share	$11.73

Institutional Class:
Net assets	$9,953,340
Capital shares outstanding	879,246
Net asset value per share	$11.32

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2019

Investment Income:
Dividends (net of foreign withholding tax of $156)	$380,360
Total investment income	380,360

Expenses:
Management fees	74,865
Distribution and service fees:
A-Class	9,298
C-Class	26,580
P-Class	2,040
Transfer agent/maintenance fees:
A-Class	3,029
C-Class	3,147
P-Class	2,927
Institutional Class	4,124
Registration fees	19,372
Fund accounting/administration fees	12,465
Professional fees	12,306
Trustees’ fees*	8,046
Custodian fees	3,172
Line of credit fees	712
Miscellaneous	14,964
Total expenses	197,047
Less:
Expenses reimbursed by Adviser:
A-Class	(7,986)
C-Class	(5,615)
P-Class	(3,685)
Institutional Class	(4,124)
Expenses waived by Adviser	(43,357)
Earnings credits applied	(1,282)
Total waived/reimbursed expenses	(66,049)
Net expenses	130,998
Net investment income	249,362

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(734,542)
Net realized loss	(734,542)
Net change in unrealized appreciation (depreciation) on:
Investments	576,024
Net change in unrealized appreciation (depreciation)	576,024
Net realized and unrealized loss	(158,518)
Net increase in net assets resulting from operations	$90,844

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income	$249,362	$296,579
Net realized gain (loss) on investments	(734,542)	1,381,322
Net change in unrealized appreciation (depreciation) on investments	576,024	579,790
Net increase in net assets resulting from operations	90,844	2,257,691

Distributions to shareholders:
A-Class	(331,233)	(816,755)
C-Class	(297,134)	(817,811)
P-Class	(93,486)	(297,541)
Institutional Class	(418,392)	(647,815)
Total distributions to shareholders	(1,140,245)	(2,579,922)

Capital share transactions:
Proceeds from sale of shares
A-Class	852,483	491,006
C-Class	362,691	409,512
P-Class	772,440	466,059
Institutional Class	5,918,581	1,495,193
Distributions reinvested
A-Class	319,506	785,954
C-Class	289,507	793,785
P-Class	92,469	295,573
Institutional Class	250,045	252,769
Cost of shares redeemed
A-Class	(801,931)	(1,232,586)
C-Class	(934,491)	(1,381,496)
P-Class	(682,333)	(1,108,954)
Institutional Class	(1,283,331)	(776,007)
Net increase from capital share transactions	5,155,636	490,808
Net increase in net assets	4,106,235	168,577

Net assets:
Beginning of period	18,783,583	18,615,006
End of period	$22,889,818	$18,783,583

Capital share activity:
Shares sold
A-Class	79,992	39,782
C-Class	31,719	32,750
P-Class	69,281	36,738
Institutional Class	546,435	121,447
Shares issued from reinvestment of distributions
A-Class	29,058	65,600
C-Class	26,236	66,383
P-Class	8,306	24,441
Institutional Class	23,239	21,584
Shares redeemed
A-Class	(70,036)	(99,339)
C-Class	(86,284)	(111,400)
P-Class	(58,873)	(88,974)
Institutional Class	(114,222)	(64,222)
Net increase in shares	484,851	44,790

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.55	$12.82	$11.55	$10.21	$12.23	$12.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.23	.15	.17	.20	.18
Net gain (loss) on investments (realized and unrealized)	(.36)	1.37	1.52	1.35	(.42)	1.00
Total from investment operations	(.21)	1.60	1.67	1.52	(.22)	1.18
Less distributions from:
Net investment income	(.17)	(.34)	(.18)	(.18)	(.21)	(.20)
Net realized gains	(.57)	(1.53)	(.22)	—	(1.59)	(1.53)
Total distributions	(.74)	(1.87)	(.40)	(.18)	(1.80)	(1.73)
Net asset value, end of period	$11.60	$12.55	$12.82	$11.55	$10.21	$12.23

Total Return[c]	(1.32%)	13.40%	14.87%	14.88%	(2.28%)	9.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,793	$5,775	$5,822	$6,540	$5,313	$9,684
Ratios to average net assets:
Net investment income (loss)	2.56%	1.84%	1.26%	1.50%	1.76%	1.41%
Total expenses[d]	1.92%	2.08%	1.84%	2.20%	1.88%	1.84%
Net expenses[e,f,g]	1.22%	1.21%	1.22%	1.39%	1.51%	1.51%
Portfolio turnover rate	45%	97%	251%	226%	181%	181%

C-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.53	$12.74	$11.48	$10.16	$12.18	$12.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.14	.06	.09	.13	.10
Net gain (loss) on investments (realized and unrealized)	(.34)	1.35	1.51	1.35	(.42)	.99
Total from investment operations	(.24)	1.49	1.57	1.44	(.29)	1.09
Less distributions from:
Net investment income	(.06)	(.17)	(.09)	(.12)	(.14)	(.11)
Net realized gains	(.57)	(1.53)	(.22)	—	(1.59)	(1.53)
Total distributions	(.63)	(1.70)	(.31)	(.12)	(1.73)	(1.64)
Net asset value, end of period	$11.66	$12.53	$12.74	$11.48	$10.16	$12.18

Total Return[c]	(1.65%)	12.49%	13.96%	14.28%	(2.93%)	9.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,230	$5,976	$6,231	$6,453	$8,245	$8,792
Ratios to average net assets:
Net investment income (loss)	1.82%	1.10%	0.51%	0.81%	1.18%	0.84%
Total expenses[d]	2.60%	2.77%	2.54%	2.84%	2.54%	2.45%
Net expenses[e,f,g]	1.97%	1.96%	1.97%	2.06%	2.11%	2.11%
Portfolio turnover rate	45%	97%	251%	226%	181%	181%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.67	$12.88	$11.61	$10.28	$12.31	$12.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.23	.16	.17	.22	.20
Net gain (loss) on investments (realized and unrealized)	(.36)	1.37	1.52	1.37	(.43)	1.01
Total from investment operations	(.21)	1.60	1.68	1.54	(.21)	1.21
Less distributions from:
Net investment income	(.16)	(.28)	(.19)	(.21)	(.23)	(.21)
Net realized gains	(.57)	(1.53)	(.22)	—	(1.59)	(1.53)
Total distributions	(.73)	(1.81)	(.41)	(.21)	(1.82)	(1.74)
Net asset value, end of period	$11.73	$12.67	$12.88	$11.61	$10.28	$12.31

Total Return	(1.30%)	13.35%	14.81%	15.11%	(2.20%)	10.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,913	$1,829	$2,217	$1,263	$1,686	$3,310
Ratios to average net assets:
Net investment income (loss)	2.60%	1.84%	1.28%	1.57%	1.91%	1.56%
Total expenses[d]	2.07%	2.04%	1.76%	2.09%	1.79%	1.70%
Net expenses[e,f,g]	1.22%	1.21%	1.22%	1.32%	1.36%	1.36%
Portfolio turnover rate	45%	97%	251%	226%	181%	181%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.28	$12.59	$11.38	$10.07	$12.09	$12.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.25	.18	.19	.24	.24
Net gain (loss) on investments (realized and unrealized)	(.35)	1.35	1.49	1.35	(.42)	.97
Total from investment operations	(.19)	1.60	1.67	1.54	(.18)	1.21
Less distributions from:
Net investment income	(.20)	(.38)	(.24)	(.23)	(.25)	(.21)
Net realized gains	(.57)	(1.53)	(.22)	—	(1.59)	(1.53)
Total distributions	(.77)	(1.91)	(.46)	(.23)	(1.84)	(1.74)
Net asset value, end of period	$11.32	$12.28	$12.59	$11.38	$10.07	$12.09

Total Return	(1.16%)	13.71%	15.04%	15.48%	(1.93%)	10.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,953	$5,203	$4,344	$5,954	$12,123	$22,347
Ratios to average net assets:
Net investment income (loss)	2.91%	2.08%	1.51%	1.79%	2.15%	1.95%
Total expenses[d]	1.55%	1.78%	1.54%	1.86%	1.54%	1.45%
Net expenses[e,f,g]	0.97%	0.96%	0.97%	1.07%	1.11%	1.11%
Portfolio turnover rate	45%	97%	251%	226%	181%	181%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expense to average net assets to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/19	09/30/18	09/30/17
A-Class	—	—	0.23%
C-Class	—	—	0.19%
P-Class	—	—	0.22%
Institutional Class	—	—	0.19%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/19	09/30/18	09/30/17	09/30/16
A-Class	1.21%	1.20%	1.20%	1.37%
C-Class	1.96%	1.95%	1.95%	2.05%
P-Class	1.21%	1.20%	1.20%	1.30%
Institutional Class	0.96%	0.95%	0.95%	1.05%

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2019

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class**	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	1.5%
Ball Corp.	1.4%
Worldpay, Inc. — Class A	1.4%
Crown Holdings, Inc.	1.4%
Progressive Corp.	1.4%
Danaher Corp.	1.4%
Lululemon Athletica, Inc.	1.3%
Estee Lauder Companies, Inc. — Class A	1.3%
Ally Financial, Inc.	1.3%
McCormick & Company, Inc.	1.3%
Top Ten Total	13.7%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2019

Average Annual Returns*

Periods Ended March 31, 2019

	6 Month†	1 Year	5 Year	Since Inception (04/27/10)
A-Class Shares	(0.96%)	7.49%	8.66%	10.75%
A-Class Shares with sales charge‡	(5.64%)	2.34%	7.38%	10.02%
P-Class Shares**	(1.04%)	7.45%	8.74%	10.86%
Guggenheim RBP Large-Cap Defensive IndexSM	(0.47%)	8.59%	10.19%	12.41%
Dow Jones U.S. Large-Cap Total Stock Market Index	(1.71%)	9.41%	10.76%	12.60%

				Since Inception (04/18/11)
C-Class Shares	(1.33%)	6.74%	7.93%	10.05%
C-Class Shares with CDSC§	(2.17%)	5.84%	7.93%	10.05%
Guggenheim RBP Large-Cap Defensive IndexSM	(0.47%)	8.59%	10.19%	12.41%
Dow Jones U.S. Large-Cap Total Stock Market Index	(1.71%)	9.41%	10.76%	12.48%

				Since Inception (02/15/11)
Institutional Class Shares	(0.81%)	7.80%	9.01%	11.10%
Guggenheim RBP Large-Cap Defensive IndexSM	(0.47%)	8.59%	10.19%	11.10%
Dow Jones U.S. Large-Cap Total Stock Market Index	(1.71%)	9.41%	10.76%	12.02%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Defensive IndexSM and Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

COMMON STOCKS† - 97.8%

Consumer, Non-cyclical - 25.8%
Worldpay, Inc. — Class A*	1,909	$216,672
Danaher Corp.	1,598	210,968
Estee Lauder Companies, Inc. — Class A	1,221	202,137
McCormick & Company, Inc.	1,328	200,037
IQVIA Holdings, Inc.*	1,364	196,211
Post Holdings, Inc.*	1,714	187,512
Lamb Weston Holdings, Inc.	2,451	183,678
Eli Lilly & Co.	1,396	181,145
Merck & Company, Inc.	2,146	178,483
Total System Services, Inc.	1,695	161,042
Cigna Corp.	979	157,443
Becton Dickinson and Co.	620	154,832
UnitedHealth Group, Inc.	625	154,538
Humana, Inc.	556	147,896
Booz Allen Hamilton Holding Corp.	2,486	144,536
Johnson & Johnson	1,032	144,263
Bio-Rad Laboratories, Inc. — Class A*	465	142,141
Monster Beverage Corp.*	2,600	141,908
Teleflex, Inc.	467	141,109
Jazz Pharmaceuticals plc*	982	140,377
Bristol-Myers Squibb Co.	2,647	126,288
Verisk Analytics, Inc. — Class A	920	122,360
Church & Dwight Company, Inc.	1,653	117,743
US Foods Holding Corp.*	3,228	112,689
Kroger Co.	3,737	91,930
Total Consumer, Non-cyclical		3,957,938

Financial - 17.5%
Progressive Corp.	2,961	213,459
Ally Financial, Inc.	7,326	201,392
Credit Acceptance Corp.*	416	188,003
Arch Capital Group Ltd.*	5,470	176,790
Equinix, Inc. REIT	381	172,654
Mid-America Apartment Communities, Inc. REIT	1,482	162,027
American Financial Group, Inc.	1,618	155,668
Alexandria Real Estate Equities, Inc. REIT	1,068	152,254
Simon Property Group, Inc. REIT	825	150,323
Intercontinental Exchange, Inc.	1,908	145,275
CME Group, Inc. — Class A	834	137,259
Commerce Bancshares, Inc.	2,161	125,468
Zions Bancorp North America	2,693	122,289
U.S. Bancorp	2,527	121,776
M&T Bank Corp.	744	116,823
JPMorgan Chase & Co.	1,140	115,402
Fifth Third Bancorp	4,530	114,247
KeyCorp	6,888	108,486
Total Financial		2,679,595

Industrial - 14.0%
Ball Corp.	3,830	221,604
Crown Holdings, Inc.*	3,916	213,696
Lockheed Martin Corp.	588	176,494
CH Robinson Worldwide, Inc.	2,014	175,198
Northrop Grumman Corp.	638	172,005
Allegion plc	1,736	157,473
Carlisle Companies, Inc.	1,238	151,803
L3 Technologies, Inc.	713	147,142
Harris Corp.	901	143,898
Donaldson Company, Inc.	2,745	137,415
Waters Corp.*	505	127,114
Amphenol Corp. — Class A	1,203	113,611
FLIR Systems, Inc.	2,233	106,246
Jabil, Inc.	3,768	100,191
Total Industrial		2,143,890

Consumer, Cyclical - 11.3%
Lululemon Athletica, Inc.*	1,256	205,821
Dollar Tree, Inc.*	1,866	196,005
Starbucks Corp.	2,460	182,876
Dollar General Corp.	1,395	166,423
Darden Restaurants, Inc.	1,312	159,369
United Continental Holdings, Inc.*	1,875	149,587
Burlington Stores, Inc.*	946	148,219
TJX Companies, Inc.	2,700	143,667
Ross Stores, Inc.	1,460	135,926
Advance Auto Parts, Inc.	737	125,681
General Motors Co.	3,161	117,273
Total Consumer, Cyclical		1,730,847

Technology - 10.3%
Paychex, Inc.	2,186	175,317
First Data Corp. — Class A*	6,672	175,273
SS&C Technologies Holdings, Inc.	2,667	169,861
MSCI, Inc. — Class A	763	151,715
Cognizant Technology Solutions Corp. — Class A	1,934	140,118
Jack Henry & Associates, Inc.	989	137,214
Fiserv, Inc.*	1,511	133,391
Black Knight, Inc.*	2,412	131,454
Dell Technologies, Inc. — Class C*	2,167	127,181
Broadridge Financial Solutions, Inc.	1,172	121,525
Citrix Systems, Inc.	1,172	116,802
Total Technology		1,579,851

Communications - 9.6%
CDW Corp.	2,072	199,679
Motorola Solutions, Inc.	1,181	165,836
Comcast Corp. — Class A	4,121	164,757
Verizon Communications, Inc.	2,693	159,237
Walt Disney Co.	1,419	157,583
Charter Communications, Inc. — Class A*	402	139,458
Omnicom Group, Inc.	1,819	132,769
Discovery, Inc. — Class A*	4,509	121,833
Interpublic Group of Companies, Inc.	5,577	117,173
CBS Corp. — Class B	2,364	112,361
Total Communications		1,470,686

Energy - 5.7%
Kinder Morgan, Inc.	6,986	139,790
ONEOK, Inc.	1,984	138,562

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2019
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

Williams Companies, Inc.	4,674	$134,237
Chevron Corp.	1,046	128,846
Phillips 66	1,321	125,720
EOG Resources, Inc.	1,215	115,644
Targa Resources Corp.	2,285	94,942
Total Energy		877,741

Utilities - 3.6%
Exelon Corp.	3,357	168,286
NiSource, Inc.	5,049	144,704
DTE Energy Co.	1,009	125,863
Xcel Energy, Inc.	1,926	108,261
Total Utilities		547,114

Total Common Stocks
(Cost $13,266,706)		14,987,662

EXCHANGE-TRADED FUNDS† - 1.5%
SPDR S&P 500 ETF Trust	805	227,396
Total Exchange-Traded Funds
(Cost $224,956)		227,396

Total Investments - 99.3%
(Cost $13,491,662)		$15,215,058
Other Assets & Liabilities, net - 0.7%		111,634
Total Net Assets - 100.0%		$15,326,692

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,987,662	$—	$—	$14,987,662
Exchange-Traded Funds	227,396	—	—	227,396
Total Assets	$15,215,058	$—	$—	$15,215,058

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

Assets:
Investments, at value (cost $13,491,662)	$15,215,058
Cash	84,361
Prepaid expenses	45,825
Receivables:
Securities sold	150,452
Dividends	10,782
Investment Adviser	2,938
Fund shares sold	40
Total assets	15,509,456

Liabilities:
Payable for:
Securities purchased	135,302
Professional fees	14,195
Distribution and service fees	6,948
Transfer agent/maintenance fees	6,404
Fund shares redeemed	5,114
Trustees’ fees*	377
Miscellaneous	14,424
Total liabilities	182,764
Net assets	$15,326,692

Net assets consist of:
Paid in capital	$13,848,070
Total distributable earnings (loss)	1,478,622
Net assets	$15,326,692

A-Class:
Net assets	$3,738,197
Capital shares outstanding	369,863
Net asset value per share	$10.11
Maximum offering price per share (Net asset value divided by 95.25%)	$10.61

C-Class:
Net assets	$4,273,595
Capital shares outstanding	437,183
Net asset value per share	$9.78

P-Class:
Net assets	$400,530
Capital shares outstanding	38,400
Net asset value per share	$10.43

Institutional Class:
Net assets	$6,914,370
Capital shares outstanding	657,388
Net asset value per share	$10.52

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2019

Investment Income:
Dividends	$149,869
Total investment income	149,869

Expenses:
Management fees	59,131
Distribution and service fees:
A-Class	6,468
C-Class	22,050
P-Class	510
Transfer agent/maintenance fees:
A-Class	2,903
C-Class	3,634
P-Class	540
Institutional Class	6,942
Registration fees	19,734
Professional fees	13,862
Fund accounting/administration fees	12,465
Trustees’ fees*	8,351
Custodian fees	3,384
Line of credit fees	743
Miscellaneous	11,747
Total expenses	172,464
Less:
Expenses reimbursed by Adviser:
A-Class	(7,318)
C-Class	(6,699)
P-Class	(843)
Institutional Class	(6,942)
Expenses waived by Adviser	(46,919)
Earnings credits applied	(920)
Total waived/reimbursed expenses	(69,641)
Net expenses	102,823
Net investment income	47,046

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(240,985)
Net realized loss	(240,985)
Net change in unrealized appreciation (depreciation) on:
Investments	(227,918)
Net change in unrealized appreciation (depreciation)	(227,918)
Net realized and unrealized loss	(468,903)
Net decrease in net assets resulting from operations	$(421,857)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income	$47,046	$55,122
Net realized gain (loss) on investments	(240,985)	3,002,914
Net change in unrealized appreciation (depreciation) on investments	(227,918)	(243,856)
Net increase (decrease) in net assets resulting from operations	(421,857)	2,814,180

Distributions to shareholders:
A-Class	(557,959)	(424,356)
C-Class	(730,364)	(643,605)
P-Class	(56,257)	(92,322)
Institutional Class	(1,208,572)	(1,235,888)
Total distributions to shareholders	(2,553,152)	(2,396,171)

Capital share transactions:
Proceeds from sale of shares
A-Class	138,767	550,481
C-Class	216,963	539,861
P-Class	1,469	905,378
Institutional Class	243,245	1,061,764
Distributions reinvested
A-Class	523,745	391,619
C-Class	645,937	569,211
P-Class	56,257	92,322
Institutional Class	842,832	884,559
Cost of shares redeemed
A-Class	(515,656)	(854,237)
C-Class	(860,197)	(1,952,011)
P-Class	(171,293)	(1,309,177)
Institutional Class	(1,337,316)	(4,088,692)
Net decrease from capital share transactions	(215,247)	(3,208,922)
Net decrease in net assets	(3,190,256)	(2,790,913)

Net assets:
Beginning of period	18,516,948	21,307,861
End of period	$15,326,692	$18,516,948

Capital share activity:
Shares sold
A-Class	14,608	47,964
C-Class	21,126	49,003
P-Class	145	74,974
Institutional Class	22,327	88,083
Shares issued from reinvestment of distributions
A-Class	55,423	35,218
C-Class	70,517	52,318
P-Class	5,770	8,091
Institutional Class	85,741	76,985
Shares redeemed
A-Class	(47,562)	(72,898)
C-Class	(91,777)	(174,352)
P-Class	(14,677)	(110,238)
Institutional Class	(136,492)	(347,963)
Net decrease in shares	(14,851)	(272,815)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.09	$11.77	$10.43	$10.59	$12.70	$13.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.04	.07	.02	.04	.03
Net gain (loss) on investments (realized and unrealized)	(.28)	1.64	1.76	.84	.14	1.45
Total from investment operations	(.24)	1.68	1.83	.86	.18	1.48
Less distributions from:
Net investment income	(.03)	(.04)	(.02)	(.05)	(.07)	(.01)
Net realized gains	(1.71)	(1.32)	(.47)	(.97)	(2.22)	(2.11)
Total distributions	(1.74)	(1.36)	(.49)	(1.02)	(2.29)	(2.12)
Net asset value, end of period	$10.11	$12.09	$11.77	$10.43	$10.59	$12.70

Total Return[c]	(0.96%)	15.27%	18.34%	8.66%	1.39%	11.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,738	$4,200	$3,968	$5,761	$8,941	$9,646
Ratios to average net assets:
Net investment income (loss)	0.68%	0.37%	0.61%	0.20%	0.36%	0.24%
Total expenses[d]	2.15%	2.06%	1.86%	1.95%	1.67%	1.61%
Net expenses[e,f,h]	1.22%	1.21%	1.21%	1.41%	1.50%	1.51%
Portfolio turnover rate	32%	117%	107%	103%	135%	236%

C-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$11.76	$11.52	$10.28	$10.50	$12.64	$13.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[g]	(.04)	(.02)	(.05)	(.02)	(.04)
Net gain (loss) on investments (realized and unrealized)	(.27)	1.60	1.73	.84	.13	1.45
Total from investment operations	(.27)	1.56	1.71	.79	.11	1.41
Less distributions from:
Net investment income	—	—	—	(.04)	(.03)	(.01)
Net realized gains	(1.71)	(1.32)	(.47)	(.97)	(2.22)	(2.11)
Total distributions	(1.71)	(1.32)	(.47)	(1.01)	(2.25)	(2.12)
Net asset value, end of period	$9.78	$11.76	$11.52	$10.28	$10.50	$12.64

Total Return[c]	(1.33%)	14.48%	17.35%	8.01%	0.77%	11.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,274	$5,142	$5,881	$7,939	$8,885	$14,202
Ratios to average net assets:
Net investment income (loss)	(0.06%)	(0.36%)	(0.17%)	(0.48%)	(0.21%)	(0.33%)
Total expenses[d]	2.81%	2.73%	2.54%	2.63%	2.36%	2.28%
Net expenses[e,f,h]	1.97%	1.95%	1.96%	2.05%	2.10%	2.11%
Portfolio turnover rate	32%	117%	107%	103%	135%	236%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.41	$12.05	$10.65	$10.76	$12.87	$13.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.04	.06	.02	.06	.05
Net gain (loss) on investments (realized and unrealized)	(.29)	1.69	1.81	.88	.14	1.47
Total from investment operations	(.25)	1.73	1.87	.90	.20	1.52
Less distributions from:
Net investment income	(.02)	(.05)	—	(.04)	(.09)	(.01)
Net realized gains	(1.71)	(1.32)	(.47)	(.97)	(2.22)	(2.11)
Total distributions	(1.73)	(1.37)	(.47)	(1.01)	(2.31)	(2.12)
Net asset value, end of period	$10.43	$12.41	$12.05	$10.65	$10.76	$12.87

Total Return	(1.04%)	15.33%	18.28%	8.89%	1.48%	11.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$401	$585	$896	$778	$17,458	$22,666
Ratios to average net assets:
Net investment income (loss)	0.66%	0.36%	0.56%	0.14%	0.54%	0.35%
Total expenses[d]	2.17%	1.98%	1.80%	1.74%	1.61%	1.53%
Net expenses[e,f,h]	1.22%	1.20%	1.21%	1.43%	1.35%	1.36%
Portfolio turnover rate	32%	117%	107%	103%	135%	236%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.52	$12.16	$10.78	$10.86	$12.96	$13.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.08	.09	.06	.09	.08
Net gain (loss) on investments (realized and unrealized)	(.27)	1.68	1.83	.87	.14	1.48
Total from investment operations	(.22)	1.76	1.92	.93	.23	1.56
Less distributions from:
Net investment income	(.07)	(.08)	(.07)	(.04)	(.11)	(.01)
Net realized gains	(1.71)	(1.32)	(.47)	(.97)	(2.22)	(2.11)
Total distributions	(1.78)	(1.40)	(.54)	(1.01)	(2.33)	(2.12)
Net asset value, end of period	$10.52	$12.52	$12.16	$10.78	$10.86	$12.96

Total Return	(0.81%)	15.52%	18.58%	9.11%	1.75%	12.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,914	$8,590	$10,563	$10,285	$13,839	$19,731
Ratios to average net assets:
Net investment income (loss)	0.95%	0.64%	0.82%	0.53%	0.79%	0.64%
Total expenses[d]	1.83%	1.70%	1.54%	1.62%	1.36%	1.28%
Net expenses[e,f,h]	0.97%	0.95%	0.96%	1.06%	1.10%	1.11%
Portfolio turnover rate	32%	117%	107%	103%	135%	236%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expense to average net assets to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/19	09/30/18	09/30/17
A-Class	—	—	0.18%
C-Class	—	—	0.16%
P-Class	—	—	0.15%
Institutional Class	—	—	0.15%

[g]	Net investment income (loss) is less than $0.01 per share.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/19	09/30/18	09/30/17	09/30/16
A-Class	1.21%	1.20%	1.20%	1.39%
C-Class	1.96%	1.95%	1.95%	2.04%
P-Class	1.21%	1.20%	1.20%	1.42%
Institutional Class	0.96%	0.95%	0.95%	1.05%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2019

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class**	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
Xilinx, Inc.	1.7%
Edwards Lifesciences Corp.	1.4%
Worldpay, Inc. — Class A	1.4%
Ball Corp.	1.4%
Broadcom, Inc.	1.4%
Zoetis, Inc.	1.3%
Progressive Corp.	1.3%
VMware, Inc. — Class A	1.3%
Estee Lauder Companies, Inc. — Class A	1.3%
salesforce.com, Inc.	1.3%
Top Ten Total	13.8%

“Ten Largest Holdings” excludes any temporary cash investments.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2019

Average Annual Returns*

Periods Ended March 31, 2019

	6 month†	1 Year	5 Year	Since Inception (04/27/10)
A-Class Shares	(0.53%)	7.03%	8.95%	11.62%
A-Class Shares with sales charge‡	(5.25%)	1.93%	7.67%	10.88%
P-Class Shares**	(0.51%)	7.11%	9.02%	11.71%
Guggenheim RBP Large-Cap Market IndexSM	0.05%	8.37%	10.50%	13.28%
Dow Jones U.S. Large-Cap Total Stock Market Index	(1.71%)	9.41%	10.76%	12.60%

				Since Inception (04/18/11)
C-Class Shares	(0.93%)	6.28%	8.19%	10.29%
C-Class Shares with CDSC§	(1.77%)	5.38%	8.19%	10.29%
Guggenheim RBP Large-Cap Market IndexSM	0.05%	8.37%	10.50%	12.64%
Dow Jones U.S. Large-Cap Total Stock Market Index	(1.71%)	9.41%	10.76%	12.48%

				Since Inception (02/15/11)
Institutional Class Shares	(0.41%)	7.27%	9.28%	11.24%
Guggenheim RBP Large-Cap Market IndexSM	0.05%	8.37%	10.50%	12.51%
Dow Jones U.S. Large-Cap Total Stock Market Index	(1.71%)	9.41%	10.76%	12.02%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Market IndexSM and the Dow Jones U.S. Large-Cap Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019
RBP® LARGE-CAP MARKET FUND

	Shares	Value

COMMON STOCKS† - 98.4%

Consumer, Non-cyclical - 24.4%
Edwards Lifesciences Corp.*	1,135	$217,159
Worldpay, Inc. — Class A*	1,894	214,969
Zoetis, Inc.	2,062	207,582
Estee Lauder Companies, Inc. — Class A	1,211	200,481
Quanta Services, Inc.	5,224	197,154
IQVIA Holdings, Inc.*	1,364	196,212
PayPal Holdings, Inc.*	1,865	193,661
Global Payments, Inc.	1,329	181,435
Post Holdings, Inc.*	1,648	180,291
Thermo Fisher Scientific, Inc.	654	179,013
Merck & Company, Inc.	2,144	178,316
Lamb Weston Holdings, Inc.	2,364	177,158
Mondelez International, Inc. — Class A	3,363	167,881
Vertex Pharmaceuticals, Inc.*	878	161,508
Monster Beverage Corp.*	2,889	157,682
UnitedHealth Group, Inc.	628	155,279
Jazz Pharmaceuticals plc*	953	136,231
Molina Healthcare, Inc.*	952	135,146
ABIOMED, Inc.*	442	126,231
Teleflex, Inc.	416	125,699
Bristol-Myers Squibb Co.	2,614	124,714
Centene Corp.*	2,152	114,271
Cigna Corp.	674	108,393
Total Consumer, Non-cyclical		3,836,466

Financial - 19.2%
Progressive Corp.	2,853	205,673
Mastercard, Inc. — Class A	849	199,897
Credit Acceptance Corp.*	412	186,195
Visa, Inc. — Class A	1,172	183,055
Alexandria Real Estate Equities, Inc. REIT	1,212	172,783
Prologis, Inc. REIT	2,355	169,442
CBRE Group, Inc. — Class A*	3,269	161,652
American Financial Group, Inc.	1,553	149,414
Ally Financial, Inc.	5,401	148,473
Citigroup, Inc.	2,364	147,088
JPMorgan Chase & Co.	1,432	144,961
Host Hotels & Resorts, Inc. REIT	7,637	144,339
Goldman Sachs Group, Inc.	741	142,265
Bank of America Corp.	5,114	141,095
Aon plc	801	136,731
Zions Bancorp North America	2,782	126,331
T. Rowe Price Group, Inc.	1,258	125,951
Intercontinental Exchange, Inc.	1,509	114,895
KeyCorp	6,957	109,573
Fifth Third Bancorp	4,037	101,813
Total Financial		3,011,626

Consumer, Cyclical - 13.7%
Dollar Tree, Inc.*	1,801	189,177
Live Nation Entertainment, Inc.*	2,679	170,224
Lennar Corp. — Class A	3,177	155,959
Allison Transmission Holdings, Inc.	3,457	155,288
Darden Restaurants, Inc.	1,261	153,174
Aptiv plc	1,867	148,408
Alaska Air Group, Inc.	2,625	147,315
Burlington Stores, Inc.*	915	143,362
Wynn Resorts Ltd.	1,173	139,963
TJX Companies, Inc.	2,533	134,781
Costco Wholesale Corp.	550	133,177
Lululemon Athletica, Inc.*	768	125,852
Copart, Inc.*	1,966	119,120
Delta Air Lines, Inc.	2,302	118,898
Advance Auto Parts, Inc.	695	118,518
Total Consumer, Cyclical		2,153,216

Communications - 13.6%
CDW Corp.	2,063	198,811
Facebook, Inc. — Class A*	1,048	174,691
Amazon.com, Inc.*	95	169,171
Motorola Solutions, Inc.	1,175	164,993
Comcast Corp. — Class A	4,083	163,239
Cisco Systems, Inc.	3,013	162,672
IAC/InterActiveCorp*	764	160,524
Verizon Communications, Inc.	2,652	156,813
Walt Disney Co.	1,343	149,085
VeriSign, Inc.*	787	142,888
Alphabet, Inc. — Class C*	120	140,797
Discovery, Inc. — Class A*	4,407	119,077
Charter Communications, Inc. — Class A*	343	118,990
GrubHub, Inc.*	1,537	106,776
Fox Corp. — Class A*	1	25
Total Communications		2,128,552

Technology - 9.9%
Xilinx, Inc.	2,071	262,582
Broadcom, Inc.	712	214,106
VMware, Inc. — Class A	1,131	204,157
salesforce.com, Inc.*	1,263	200,021
Intuit, Inc.	706	184,556
MSCI, Inc. — Class A	768	152,709
Cognizant Technology Solutions Corp. — Class A	1,920	139,104
Dell Technologies, Inc. — Class C*	1,931	113,330
Intel Corp.	1,680	90,216
Total Technology		1,560,781

Industrial - 8.6%
Ball Corp.	3,713	214,834
Spirit AeroSystems Holdings, Inc. — Class A	2,091	191,389
TransDigm Group, Inc.*	416	188,860
Lockheed Martin Corp.	586	175,894
CH Robinson Worldwide, Inc.	2,006	174,502
Fortune Brands Home & Security, Inc.	3,410	162,350
Keysight Technologies, Inc.*	1,507	131,410
FLIR Systems, Inc.	2,222	105,723
Total Industrial		1,344,962

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2019
RBP® LARGE-CAP MARKET FUND

	Shares	Value

Energy - 5.6%
Kinder Morgan, Inc.	7,203	$144,132
Diamondback Energy, Inc.	1,340	136,050
Williams Companies, Inc.	4,495	129,097
Pioneer Natural Resources Co.	770	117,256
Targa Resources Corp.	2,817	117,046
Phillips 66	1,218	115,917
EOG Resources, Inc.	1,192	113,454
Total Energy		872,952

Basic Materials - 2.0%
Celanese Corp. — Class A	1,698	167,440
Albemarle Corp.	1,736	142,317
Total Basic Materials		309,757

Utilities - 1.4%
Vistra Energy Corp.	5,185	134,966
NRG Energy, Inc.	2,158	91,672
Total Utilities		226,638

Total Common Stocks
(Cost $12,778,027)		15,444,950

EXCHANGE-TRADED FUNDS† - 0.9%
SPDR S&P 500 ETF Trust	467	131,918
Total Exchange-Traded Funds
(Cost $131,319)		131,918

Total Investments - 99.3%
(Cost $12,909,346)		$15,576,868
Other Assets & Liabilities, net - 0.7%		115,668
Total Net Assets - 100.0%		$15,692,536

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,444,950	$—	$—	$15,444,950
Exchange-Traded Funds	131,918	—	—	131,918
Total Assets	$15,576,868	$—	$—	$15,576,868

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

Assets:
Investments, at value (cost $12,909,346)	$15,576,868
Cash	85,003
Prepaid expenses	45,565
Receivables:
Securities sold	137,660
Dividends	9,019
Investment Adviser	6,356
Total assets	15,860,471

Liabilities:
Payable for:
Securities purchased	101,477
Fund shares redeemed	23,167
Professional fees	11,513
Transfer agent/maintenance fees	7,932
Distribution and service fees	7,705
Management fees	2,699
Trustees’ fees*	654
Miscellaneous	12,788
Total liabilities	167,935
Net assets	$15,692,536

Net assets consist of:
Paid in capital	$13,058,383
Total distributable earnings (loss)	2,634,153
Net assets	$15,692,536

A-Class:
Net assets	$3,751,329
Capital shares outstanding	367,447
Net asset value per share	$10.21
Maximum offering price per share (Net asset value divided by 95.25%)	$10.72

C-Class:
Net assets	$7,847,933
Capital shares outstanding	814,766
Net asset value per share	$9.63

P-Class:
Net assets	$182,840
Capital shares outstanding	17,351
Net asset value per share	$10.54

Institutional Class:
Net assets	$3,910,434
Capital shares outstanding	358,978
Net asset value per share	$10.89

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2019

Investment Income:
Dividends	$155,963
Total investment income	155,963

Expenses:
Management fees	60,484
Distribution and service fees:
A-Class	6,071
C-Class	40,650
P-Class	228
Transfer agent/maintenance fees:
A-Class	2,968
C-Class	6,032
P-Class	283
Institutional Class	3,802
Registration fees	19,660
Fund accounting/administration fees	12,465
Professional fees	12,277
Trustees’ fees*	8,287
Custodian fees	3,361
Line of credit fees	774
Miscellaneous	12,844
Total expenses	190,186
Less:
Expenses reimbursed by Adviser:
A-Class	(6,584)
C-Class	(10,717)
P-Class	(388)
Institutional Class	(3,802)
Expenses waived by Adviser	(45,190)
Earnings credits applied	(641)
Total waived/reimbursed expenses	(67,322)
Net expenses	122,864
Net investment income	33,099

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,063)
Net realized loss	(3,063)
Net change in unrealized appreciation (depreciation) on:
Investments	(462,801)
Net change in unrealized appreciation (depreciation)	(462,801)
Net realized and unrealized loss	(465,864)
Net decrease in net assets resulting from operations	$(432,765)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$33,099	$(39,922)
Net realized gain (loss) on investments	(3,063)	2,788,365
Net change in unrealized appreciation (depreciation) on investments	(462,801)	402,698
Net increase (decrease) in net assets resulting from operations	(432,765)	3,151,141

Distributions to shareholders:
A-Class	(542,527)	(418,916)
C-Class	(1,268,994)	(965,813)
P-Class	(25,670)	(14,033)
Institutional Class	(585,712)	(606,708)
Total distributions to shareholders	(2,422,903)	(2,005,470)

Capital share transactions:
Proceeds from sale of shares
A-Class	91,250	326,879
C-Class	123,940	551,427
P-Class	6,626	56,594
Institutional Class	5,365	311,077
Distributions reinvested
A-Class	481,989	377,453
C-Class	1,138,067	864,566
P-Class	24,602	13,329
Institutional Class	575,780	529,626
Cost of shares redeemed
A-Class	(489,103)	(963,177)
C-Class	(1,573,669)	(1,562,604)
P-Class	(21,337)	(46,179)
Institutional Class	(993,699)	(2,686,184)
Net decrease from capital share transactions	(630,189)	(2,227,193)
Net decrease in net assets	(3,485,857)	(1,081,522)

Net assets:
Beginning of period	19,178,393	20,259,915
End of period	$15,692,536	$19,178,393

Capital share activity:
Shares sold
A-Class	9,264	28,231
C-Class	14,281	50,751
P-Class	636	4,877
Institutional Class	548	25,778
Shares issued from reinvestment of distributions
A-Class	51,883	34,917
C-Class	129,620	83,211
P-Class	2,565	1,200
Institutional Class	58,160	46,458
Shares redeemed
A-Class	(49,232)	(85,200)
C-Class	(170,376)	(140,661)
P-Class	(2,011)	(3,882)
Institutional Class	(95,119)	(222,457)
Net decrease in shares	(49,781)	(176,777)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.04	$11.36	$10.17	$9.53	$12.92	$14.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.01	.01	(.01)	(.01)	(.04)
Net gain (loss) on investments (realized and unrealized)	(.26)	1.84	1.84	.97	(.11)	1.63
Total from investment operations	(.22)	1.85	1.85	.96	(.12)	1.59
Less distributions from:
Net investment income	—	—	—	(.01)	—	—
Net realized gains	(1.61)	(1.17)	(.66)	(.31)	(3.27)	(2.93)
Total distributions	(1.61)	(1.17)	(.66)	(.32)	(3.27)	(2.93)
Net asset value, end of period	$10.21	$12.04	$11.36	$10.17	$9.53	$12.92

Total Return[c]	(0.53%)	17.47%	19.11%	10.26%	(0.83%)	11.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,751	$4,280	$4,290	$5,059	$6,031	$14,724
Ratios to average net assets:
Net investment income (loss)	0.73%	0.09%	0.09%	(0.11%)	(0.07%)	(0.28%)
Total expenses[d]	2.11%	1.86%	1.91%	1.92%	1.66%	1.58%
Net expenses[e,f,h]	1.22%	1.21%	1.21%	1.40%	1.51%	1.51%
Portfolio turnover rate	35%	93%	98%	85%	134%	268%

C-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$11.50	$10.98	$9.92	$9.36	$12.81	$14.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[g]	(.07)	(.07)	(.07)	(.07)	(.12)
Net gain (loss) on investments (realized and unrealized)	(.26)	1.76	1.79	.95	(.11)	1.63
Total from investment operations	(.26)	1.69	1.72	.88	(.18)	1.51
Less distributions from:
Net investment income	—	—	—	(.01)	—	—
Net realized gains	(1.61)	(1.17)	(.66)	(.31)	(3.27)	(2.93)
Total distributions	(1.61)	(1.17)	(.66)	(.32)	(3.27)	(2.93)
Net asset value, end of period	$9.63	$11.50	$10.98	$9.92	$9.36	$12.81

Total Return[c]	(0.93%)	16.55%	18.24%	9.57%	(1.44%)	11.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,848	$9,672	$9,309	$10,108	$13,316	$15,655
Ratios to average net assets:
Net investment income (loss)	(0.03%)	(0.66%)	(0.65%)	(0.77%)	(0.67%)	(0.89%)
Total expenses[d]	2.76%	2.62%	2.62%	2.58%	2.33%	2.22%
Net expenses[e,f,h]	1.97%	1.96%	1.96%	2.06%	2.11%	2.11%
Portfolio turnover rate	35%	93%	98%	85%	134%	268%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.37	$11.64	$10.41	$9.74	$13.12	$14.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.01	.01	(.03)	.01	(.02)
Net gain (loss) on investments (realized and unrealized)	(.26)	1.89	1.88	1.02	(.12)	1.66
Total from investment operations	(.22)	1.90	1.89	.99	(.11)	1.64
Less distributions from:
Net investment income	—	—	—	(.01)	—	—
Net realized gains	(1.61)	(1.17)	(.66)	(.31)	(3.27)	(2.93)
Total distributions	(1.61)	(1.17)	(.66)	(.32)	(3.27)	(2.93)
Net asset value, end of period	$10.54	$12.37	$11.64	$10.41	$9.74	$13.12

Total Return	(0.51%)	17.38%	19.16%	10.36%	(0.72%)	11.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$183	$200	$163	$384	$15,896	$26,877
Ratios to average net assets:
Net investment income (loss)	0.74%	0.08%	0.11%	(0.27%)	0.11%	(0.15%)
Total expenses[d]	2.17%	1.97%	1.86%	1.75%	1.58%	1.47%
Net expenses[e,f,h]	1.22%	1.21%	1.21%	1.43%	1.36%	1.36%
Portfolio turnover rate	35%	93%	98%	85%	134%	268%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$12.71	$11.91	$10.60	$9.89	$13.24	$14.49
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.04	.04	.02	.04	.01
Net gain (loss) on investments (realized and unrealized)	(.26)	1.93	1.93	1.02	(.12)	1.67
Total from investment operations	(.21)	1.97	1.97	1.04	(.08)	1.68
Less distributions from:
Net investment income	—	—	—	(.02)	—	—
Net realized gains	(1.61)	(1.17)	(.66)	(.31)	(3.27)	(2.93)
Total distributions	(1.61)	(1.17)	(.66)	(.33)	(3.27)	(2.93)
Net asset value, end of period	$10.89	$12.71	$11.91	$10.60	$9.89	$13.24

Total Return	(0.41%)	17.69%	19.49%	10.61%	(0.44%)	12.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,910	$5,026	$6,498	$7,564	$14,035	$53,644
Ratios to average net assets:
Net investment income (loss)	0.98%	0.35%	0.34%	0.23%	0.36%	0.11%
Total expenses[d]	1.80%	1.57%	1.60%	1.59%	1.33%	1.22%
Net expenses[e,f,h]	0.97%	0.96%	0.96%	1.07%	1.11%	1.11%
Portfolio turnover rate	35%	93%	98%	85%	134%	268%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expense to average net assets to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/19	09/30/18	09/30/17
A-Class	—	—	0.18%
C-Class	—	—	0.14%
P-Class	—	—	0.15%
Institutional Class	—	—	0.14%

[g]	Net investment income (loss) is less than $0.01 per share.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/19	09/30/18	09/30/17	09/30/16
A-Class	1.21%	1.20%	1.20%	1.39%
C-Class	1.96%	1.95%	1.95%	2.05%
P-Class	1.21%	1.20%	1.20%	1.42%
Institutional Class	0.96%	0.95%	0.95%	1.05%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2019

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Xilinx, Inc.	1.7%
Progressive Corp.	1.4%
Keysight Technologies, Inc.	1.4%
Ally Financial, Inc.	1.3%
McCormick & Company, Inc.	1.3%
Celanese Corp. — Class A	1.3%
KLA-Tencor Corp.	1.3%
Realty Income Corp.	1.3%
Abbott Laboratories	1.2%
Eli Lilly & Co.	1.2%
Top Ten Total	13.4%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2019

Average Annual Returns*

Periods Ended March 31, 2019

	6 Month†	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	(1.46%)	4.13%	7.85%	10.43%
A-Class Shares with sales charge‡	(6.16%)	(0.84%)	6.58%	9.61%
C-Class Shares	(1.80%)	3.32%	7.05%	9.66%
C-Class Shares with CDSC§	(2.69%)	2.39%	7.05%	9.66%
P-Class Shares**	(1.40%)	4.16%	7.93%	10.51%
Guggenheim RBP Large-Cap Value IndexSM	(1.10%)	5.37%	9.43%	12.17%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	(0.84%)	6.74%	8.77%	11.11%

				Since Inception (02/10/11)
Institutional Class Shares	(1.37%)	4.33%	8.18%	10.58%
Guggenheim RBP Large-Cap Value IndexSM	(1.10%)	5.37%	9.43%	11.95%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	(0.84%)	6.74%	8.77%	10.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U. S. Large-Cap Value Total Stock Market Index and Guggenheim RBP Large-Cap Value IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019
RBP® LARGE-CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 97.6%

Financial - 23.1%
Progressive Corp.	704	$50,752
Ally Financial, Inc.	1,711	47,035
Realty Income Corp. REIT	600	44,136
Chubb Ltd.	304	42,584
Synchrony Financial	1,295	41,311
Citigroup, Inc.	650	40,443
Unum Group	1,181	39,953
National Retail Properties, Inc. REIT	720	39,881
Fidelity National Financial, Inc.	1,018	37,208
Liberty Property Trust REIT	764	36,993
Goldman Sachs Group, Inc.	192	36,862
JPMorgan Chase & Co.	346	35,026
Commerce Bancshares, Inc.	582	33,791
Zions Bancorp North America	732	33,240
Bank of America Corp.	1,202	33,163
Discover Financial Services	449	31,951
People’s United Financial, Inc.	1,817	29,871
U.S. Bancorp	605	29,155
M&T Bank Corp.	175	27,478
Fifth Third Bancorp	1,086	27,389
KeyCorp	1,675	26,381
Citizens Financial Group, Inc.	789	25,643
Comerica, Inc.	297	21,776
Total Financial		812,022

Consumer, Non-cyclical - 19.1%
McCormick & Company, Inc.	311	46,846
Abbott Laboratories	542	43,327
Eli Lilly & Co.	333	43,210
Merck & Company, Inc.	519	43,165
Lamb Weston Holdings, Inc.	571	42,791
Mondelez International, Inc. — Class A	814	40,635
Baxter International, Inc.	435	35,370
AbbVie, Inc.	427	34,412
Archer-Daniels-Midland Co.	791	34,116
Johnson & Johnson	244	34,109
Bristol-Myers Squibb Co.	652	31,107
Procter & Gamble Co.	292	30,383
Philip Morris International, Inc.	342	30,229
Sysco Corp.	450	30,042
PepsiCo, Inc.	240	29,412
Coca-Cola Co.	565	26,476
Hormel Foods Corp.	587	26,274
Kroger Co.	1,032	25,387
Pfizer, Inc.	575	24,420
Encompass Health Corp.	349	20,382
Total Consumer, Non-cyclical		672,093

Consumer, Cyclical - 11.0%
PACCAR, Inc.	620	42,247
VF Corp.	470	40,848
Allison Transmission Holdings, Inc.	870	39,080
Darden Restaurants, Inc.	320	38,870
BorgWarner, Inc.	950	36,490
Aptiv plc	453	36,009
Kohl’s Corp.	492	33,835
Yum! Brands, Inc.	327	32,638
Best Buy Company, Inc.	450	31,977
Delta Air Lines, Inc.	574	29,647
Aramark	823	24,319
Total Consumer, Cyclical		385,960

Industrial - 10.3%
Keysight Technologies, Inc.*	570	49,704
CH Robinson Worldwide, Inc.	470	40,885
Eaton Corporation plc	486	39,152
Emerson Electric Co.	568	38,891
Caterpillar, Inc.	273	36,989
L3 Technologies, Inc.	166	34,257
Agilent Technologies, Inc.	410	32,956
Waste Management, Inc.	317	32,939
Donaldson Company, Inc.	641	32,089
FLIR Systems, Inc.	528	25,122
Total Industrial		362,984

Technology - 10.2%
Xilinx, Inc.	479	60,775
KLA-Tencor Corp.	377	45,018
Paychex, Inc.	534	42,827
Teradata Corp.*	786	34,309
International Business Machines Corp.	232	32,735
Intel Corp.	605	32,488
Advanced Micro Devices, Inc.*	1,208	30,828
Microchip Technology, Inc.	341	28,289
Teradyne, Inc.	638	25,418
DXC Technology Co.	391	25,145
Total Technology		357,832

Energy - 9.2%
Kinder Morgan, Inc.	1,738	34,778
Chevron Corp.	271	33,382
Williams Companies, Inc.	1,125	32,310
ONEOK, Inc.	449	31,358
Marathon Petroleum Corp.	522	31,242
Exxon Mobil Corp.	383	30,946
Phillips 66	300	28,551
ConocoPhillips	419	27,964
Occidental Petroleum Corp.	394	26,083
Marathon Oil Corp.	1,477	24,680
Targa Resources Corp.	558	23,185
Total Energy		324,479

Utilities - 5.7%
Exelon Corp.	786	39,402
Xcel Energy, Inc.	657	36,930
DTE Energy Co.	271	33,805
Evergy, Inc.	530	30,767
Consolidated Edison, Inc.	357	30,277
Dominion Energy, Inc.	384	29,437
Total Utilities		200,618

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2019
RBP® LARGE-CAP VALUE FUND

	Shares	Value

Communications - 5.4%
Motorola Solutions, Inc.	276	$38,756
Cisco Systems, Inc.	716	38,657
Verizon Communications, Inc.	644	38,079
Omnicom Group, Inc.	490	35,765
Interpublic Group of Companies, Inc.	1,243	26,116
CenturyLink, Inc.	1,214	14,556
Total Communications		191,929

Basic Materials - 3.6%
Celanese Corp. — Class A	465	45,854
Mosaic Co.	1,480	40,419
Albemarle Corp.	478	39,186
Total Basic Materials		125,459

Total Common Stocks
(Cost $3,124,866)		3,433,376

EXCHANGE-TRADED FUNDS† - 0.2%
iShares S&P 500 Value ETF	79	8,907
Total Exchange-Traded Funds
(Cost $8,900)		8,907

Total Investments - 97.8%
(Cost $3,133,766)		$3,442,283
Other Assets & Liabilities, net - 2.2%		76,905
Total Net Assets - 100.0%		$3,519,188

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,433,376	$—	$—	$3,433,376
Exchange-Traded Funds	8,907	—	—	8,907
Total Assets	$3,442,283	$—	$—	$3,442,283

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

Assets:
Investments, at value (cost $3,133,766)	$3,442,283
Cash	31,936
Prepaid expenses	58,403
Receivables:
Investment Adviser	8,970
Dividends	4,587
Fund shares sold	1,979
Total assets	3,548,158

Liabilities:
Payable for:
Securities purchased	8,899
Professional fees	8,560
Transfer agent/maintenance fees	4,242
Corporate expense	3,560
Printing fees	1,676
Distribution and service fees	485
Trustees’ fees*	170
Miscellaneous	1,378
Total liabilities	28,970
Net assets	$3,519,188

Net assets consist of:
Paid in capital	$3,296,754
Total distributable earnings (loss)	222,434
Net assets	$3,519,188

A-Class:
Net assets	$91,380
Capital shares outstanding	9,246
Net asset value per share	$9.88
Maximum offering price per share (Net asset value divided by 95.25%)	$10.37

C-Class:
Net assets	$408,715
Capital shares outstanding	41,783
Net asset value per share	$9.78

P-Class:
Net assets	$441,888
Capital shares outstanding	44,476
Net asset value per share	$9.94

Institutional Class:
Net assets	$2,577,205
Capital shares outstanding	257,680
Net asset value per share	$10.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2019

Investment Income:
Dividends	$49,292
Total investment income	49,292

Expenses:
Management fees	13,362
Distribution and service fees:
A-Class	130
C-Class	2,087
P-Class	602
Transfer agent/maintenance fees:
A-Class	468
C-Class	1,499
P-Class	1,778
Institutional Class	8,774
Registration fees	19,427
Fund accounting/administration fees	12,465
Professional fees	10,578
Trustees’ fees*	6,480
Custodian fees	1,319
Line of credit fees	155
Miscellaneous	10,940
Total expenses	90,064
Less:
Expenses reimbursed by Adviser:
A-Class	(1,667)
C-Class	(6,677)
P-Class	(7,775)
Institutional Class	(8,774)
Expenses waived by Adviser	(44,976)
Earnings credits applied	(305)
Total waived/reimbursed expenses	(70,174)
Net expenses	19,890
Net investment income	29,402

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(95,315)
Net realized loss	(95,315)
Net change in unrealized appreciation (depreciation) on:
Investments	(35,954)
Net change in unrealized appreciation (depreciation)	(35,954)
Net realized and unrealized loss	(131,269)
Net decrease in net assets resulting from operations	$(101,867)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets from Operations:
Net investment income	$29,402	$39,204
Net realized gain (loss) on investments	(95,315)	378,984
Net change in unrealized appreciation (depreciation) on investments	(35,954)	26,829
Net increase (decrease) in net assets resulting from operations	(101,867)	445,017

Distributions to shareholders:
A-Class	(9,854)	(8,524)
C-Class	(39,412)	(45,142)
P-Class	(54,524)	(49,126)
Institutional Class	(282,709)	(284,230)
Total distributions to shareholders	(386,499)	(387,022)

Capital share transactions:
Proceeds from sale of shares
A-Class	—	13,585
C-Class	2,006	4,000
P-Class	3,641	48,607
Institutional Class	1,836	131,103
Distributions reinvested
A-Class	9,854	8,524
C-Class	39,412	45,143
P-Class	53,991	48,591
Institutional Class	7,394	7,672
Cost of shares redeemed
A-Class	(12,954)	(18,802)
C-Class	(95,489)	(82,691)
P-Class	(113,965)	(41,011)
Institutional Class	(2,353)	(148,928)
Net increase (decrease) from capital share transactions	(106,627)	15,793
Net increase (decrease) in net assets	(594,993)	73,788

Net assets:
Beginning of period	4,114,181	4,040,393
End of period	$3,519,188	$4,114,181

Capital share activity:
Shares sold
A-Class	—	1,231
C-Class	206	364
P-Class	358	4,457
Institutional Class	185	11,959
Shares issued from reinvestment of distributions
A-Class	1,082	813
C-Class	4,361	4,308
P-Class	5,894	4,601
Institutional Class	801	722
Shares redeemed
A-Class	(1,319)	(1,678)
C-Class	(9,329)	(7,524)
P-Class	(13,023)	(3,690)
Institutional Class	(215)	(13,123)
Net increase (decrease) in shares	(10,999)	2,440

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$11.17	$11.12	$9.67	$9.11	$11.65	$11.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.10	.11	.09	.11	.09
Net gain (loss) on investments (realized and unrealized)	(.33)	1.09	1.61	1.06	(.42)	1.44
Total from investment operations	(.25)	1.19	1.72	1.15	(.31)	1.53
Less distributions from:
Net investment income	(.06)	(.20)	(.22)	(.10)	(.12)	(.08)
Net realized gains	(.98)	(.94)	(.05)	(.49)	(2.11)	(1.42)
Total distributions	(1.04)	(1.14)	(.27)	(.59)	(2.23)	(1.50)
Net asset value, end of period	$9.88	$11.17	$11.12	$9.67	$9.11	$11.65

Total Return[c]	(1.46%)	11.36%	18.07%	13.05%	(3.61%)	14.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91	$106	$101	$158	$230	$332
Ratios to average net assets:
Net investment income (loss)	1.57%	0.90%	1.10%	0.94%	1.11%	0.78%
Total expenses[d]	5.43%	5.49%	5.22%	6.13%	5.21%	4.42%
Net expenses[e,f,g]	1.23%	1.21%	1.22%	1.41%	1.50%	1.50%
Portfolio turnover rate	45%	104%	132%	119%	165%	138%

C-Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$11.09	$10.98	$9.49	$8.96	$11.53	$11.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.01	.03	.03	.05	.03
Net gain (loss) on investments (realized and unrealized)	(.32)	1.09	1.59	1.04	(.43)	1.42
Total from investment operations	(.28)	1.10	1.62	1.07	(.38)	1.45
Less distributions from:
Net investment income	(.05)	(.05)	(.08)	(.05)	(.08)	(.03)
Net realized gains	(.98)	(.94)	(.05)	(.49)	(2.11)	(1.42)
Total distributions	(1.03)	(.99)	(.13)	(.54)	(2.19)	(1.45)
Net asset value, end of period	$9.78	$11.09	$10.98	$9.49	$8.96	$11.53

Total Return[c]	(1.80%)	10.54%	17.14%	12.32%	(4.45%)	13.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$409	$516	$542	$460	$549	$671
Ratios to average net assets:
Net investment income (loss)	0.79%	0.14%	0.34%	0.32%	0.46%	0.24%
Total expenses[d]	5.93%	6.14%	5.89%	6.78%	5.90%	5.04%
Net expenses[e,f,g]	1.98%	1.96%	1.97%	2.06%	2.10%	2.10%
Portfolio turnover rate	45%	104%	132%	119%	165%	138%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$11.25	$11.12	$9.46	$8.93	$11.47	$11.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.10	.11	.10	.13	.11
Net gain (loss) on investments (realized and unrealized)	(.33)	1.10	1.60	1.04	(.42)	1.42
Total from investment operations	(.25)	1.20	1.71	1.14	(.29)	1.53
Less distributions from:
Net investment income	(.09)	(.13)	—	(.12)	(.14)	(.20)
Net realized gains	(.97)	(.94)	(.05)	(.49)	(2.11)	(1.42)
Total distributions	(1.06)	(1.07)	(.05)	(.61)	(2.25)	(1.62)
Net asset value, end of period	$9.94	$11.25	$11.12	$9.46	$8.93	$11.47

Total Return	(1.40%)	11.40%	18.09%	13.19%	(3.56%)	14.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$442	$577	$510	$154	$11	$6
Ratios to average net assets:
Net investment income (loss)	1.56%	0.90%	1.05%	1.06%	1.28%	0.94%
Total expenses[d]	5.20%	5.37%	5.31%	5.70%	5.15%	4.29%
Net expenses[e,f,g]	1.23%	1.21%	1.22%	1.25%	1.35%	1.35%
Portfolio turnover rate	45%	104%	132%	119%	165%	138%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2019[a]	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Data
Net asset value, beginning of period	$11.35	$11.22	$9.61	$9.07	$11.61	$11.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.13	.14	.12	.15	.15
Net gain (loss) on investments (realized and unrealized)	(.34)	1.11	1.62	1.06	(.42)	1.43
Total from investment operations	(.25)	1.24	1.76	1.18	(.27)	1.58
Less distributions from:
Net investment income	(.13)	(.17)	(.10)	(.15)	(.16)	(.13)
Net realized gains	(.97)	(.94)	(.05)	(.49)	(2.11)	(1.42)
Total distributions	(1.10)	(1.11)	(.15)	(.64)	(2.27)	(1.55)
Net asset value, end of period	$10.00	$11.35	$11.22	$9.61	$9.07	$11.61

Total Return	(1.37%)	11.69%	18.42%	13.42%	(3.31%)	14.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,577	$2,915	$2,887	$2,480	$2,860	$3,610
Ratios to average net assets:
Net investment income (loss)	1.81%	1.14%	1.35%	1.32%	1.50%	1.26%
Total expenses[d]	4.87%	5.07%	4.78%	5.78%	4.90%	4.04%
Net expenses[e,f,g]	0.98%	0.96%	0.97%	1.05%	1.10%	1.10%
Portfolio turnover rate	45%	104%	132%	119%	165%	138%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	The portion of the ratios of net expense to average net assets to recoupments of prior fees or expense reimbursements for the years presented was as follows:

	03/31/19	09/30/18	09/30/17
A-Class	—	—	1.10%
C-Class	—	—	1.07%
P-Class	—	—	1.03%
Institutional Class	—	—	0.99%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the year would be:

	03/31/19	09/30/18	09/30/17	09/30/16
A-Class	1.22%	1.20%	1.20%	1.40%
C-Class	1.97%	1.95%	1.95%	2.05%
P-Class	1.22%	1.20%	1.20%	1.24%
Institutional Class	0.97%	0.95%	0.95%	1.04%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not excedd 4.75%. Effective May 9, 2016, the A Class maximum front-end sales charge was changed from 5.75% to 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.25% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2019, the Trust consisted of five funds.

C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary date of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares.

This report covers the Guggenheim Directional Allocation Fund (“Directional Allocation Fund”), Guggenheim RBP® Dividend Fund (“RBP® Dividend Fund”), Guggenheim RBP® Large-Cap Defensive Fund (“RBP® Large-Cap Defensive Fund”), Guggenheim RBP® Large-Cap Market Fund (“RBP® Large-Cap Market Fund”) and Guggenheim RBP® Large-Cap Value Fund (“RBP® Large-Cap Value Fund”) (collectively, the “Funds”), each a diversified investment company. At March 31, 2019, only A-Class, C Class, P-Class and Institutional Class shares had been issued by the Funds.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation Index
RBP® Dividend Fund	Guggenheim RBP® Dividend Index
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive Index
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market Index
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value Index

Guggenheim Partners Investment Management, LLC (“GPIM”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GPIM and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures,

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including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GPIM, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based upon the respective net assets of each Fund included in the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2019 are disclosed in the Statements of Operations.

(g) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 2.43% at March 31, 2019.

(h) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GPIM investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GPIM engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The Trust has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s A-Class shares will be paid to certain service providers for performing certain shareholder and administrative services.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Directional Allocation Fund - A-Class	1.50%	05/09/16	02/01/20
Directional Allocation Fund - C-Class	2.10%	05/09/16	02/01/20
Directional Allocation Fund - P-Class	1.35%	05/09/16	02/01/20
Directional Allocation Fund - Institutional Class	1.10%	05/09/16	02/01/20
RBP® Dividend Fund - A-Class	1.20%	05/09/16	02/01/20
RBP® Dividend Fund - C-Class	1.95%	05/09/16	02/01/20
RBP® Dividend Fund - P-Class	1.20%	05/09/16	02/01/20
RBP® Dividend Fund - Institutional Class	0.95%	05/09/16	02/01/20
RBP® Large-Cap Defensive Fund - A-Class	1.20%	05/09/16	02/01/20
RBP® Large-Cap Defensive Fund - C-Class	1.95%	05/09/16	02/01/20
RBP® Large-Cap Defensive Fund - P-Class	1.20%	05/09/16	02/01/20
RBP® Large-Cap Defensive Fund - Insititutional Class	0.95%	05/09/16	02/01/20
RBP® Large-Cap Market Fund - A-Class	1.20%	05/09/16	02/01/20
RBP® Large-Cap Market Fund - C-Class	1.95%	05/09/16	02/01/20
RBP® Large-Cap Market Fund - P-Class	1.20%	05/09/16	02/01/20
RBP® Large-Cap Market Fund - Institutional Class	0.95%	05/09/16	02/01/20
RBP® Large-Cap Value Fund - A-Class	1.20%	05/09/16	02/01/20
RBP® Large-Cap Value Fund - C-Class	1.95%	05/09/16	02/01/20
RBP® Large-Cap Value Fund - P-Class	1.20%	05/09/16	02/01/20
RBP® Large-Cap Value Fund - Institutional Class	0.95%	05/09/16	02/01/20

GPIM is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GPIM is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GPIM. At March 31, 2019, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2019	2020	2021	2022	Total
Directional Allocation Fund
A-Class	$—	$420	$789	$6,418	$7,627
C-Class	75,431	106,751	10,650	23,285	216,117
P-Class	12,320	13,211	2,179	4,081	31,791
Institutional Class	48,255	102,547	21,708	27,068	199,578
RBP® Dividend Fund
A-Class	49,417	37,229	49,513	19,142	155,301
C-Class	55,137	37,227	51,290	16,622	160,276
P-Class	10,143	22,284	15,734	6,973	55,134
Institutional Class	63,566	28,704	34,787	22,030	149,087
RBP® Large-Cap Defensive Fund
A-Class	33,766	29,219	34,466	17,167	114,618
C-Class	51,418	40,700	43,827	18,418	154,363
P-Class	7,098	4,888	4,380	1,941	18,307
Institutional Class	62,834	58,522	69,493	31,195	222,044
RBP® Large-Cap Market Fund
A-Class	29,854	33,396	27,432	16,346	107,028
C-Class	60,121	61,796	63,502	32,306	217,725
P-Class	6,773	2,125	1,329	870	11,097
Institutional Class	56,548	45,468	35,302	17,159	154,477
RBP® Large-Cap Value Fund
A-Class	8,939	5,447	3,935	2,029	20,350
C-Class	23,495	18,947	21,537	8,243	72,222
P-Class	—	13,725	22,774	9,582	46,081
Institutional Class	124,256	103,883	118,181	50,015	396,335

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2019, GPIM recouped $25,256 from the Directional Allocation Fund.

For the period ended March 31, 2019, GFD retained sales charges of $12,444 relating to sales of A-Class shares of the Trust.

Certain officers of the Trust are also officers of GPIM and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GPIM or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2019, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
Directional Allocation Fund	$530,233,142	$80,508,151	$(7,042,277)	$73,465,874
RBP® Dividend Fund	21,234,212	2,056,532	(620,284)	1,436,248
RBP® Large-Cap Defensive Fund	13,512,115	2,093,143	(390,200)	1,702,943
RBP® Large-Cap Market Fund	12,959,927	2,935,300	(318,359)	2,616,941
RBP® Large-Cap Value Fund	3,139,627	424,474	(121,818)	302,656

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2019, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$453,010,659	$534,554,767
RBP® Dividend Fund	13,304,055	9,121,170
RBP® Large-Cap Defensive Fund	5,120,846	7,828,446
RBP® Large-Cap Market Fund	5,631,529	8,629,805
RBP® Large-Cap Value Fund	1,597,070	2,080,453

Note 6 – Line of Credit

The Trust had a $50,000,000 Line of Credit (the “Line”) until May 28, 2017, which was uncommitted, with the Bank of New York Mellon. The Line was for temporary purposes to provide liquidity for shareholder redemptions to the extent of amounts drawn (borrowed) under the Line. Interest was based on the higher of the federal funds rate, one month LIBOR or an overnight Eurodollar Rate, as stated in in the terms of the agreement, in effect at the time of borrowing, plus a margin.

On May 30, 2017, the Trust amended and renewed a Line of Credit in a reduced amount of $35,000,000 (the “Line”), which was uncommitted, with the Bank of New York Mellon until May 29, 2018. The Line is primarily used for temporary purposes to provide liquidity for shareholder redemptions to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the Line, in effect at the time of borrowing, plus a margin. The Funds did not have any borrowings under the Line as of and for the period ended March 31, 2019. On May 29, 2018, the Trust renewed the Line amount of $35,000,000, which was uncommitted, with the Bank of New York Mellon until May 28, 2019.

The commitment fee paid by the Funds is at an annualized rate of 3.15% of the Line. The allocated commitment fee amount for each Fund is referenced in the Statements of Operations under “Line of credit fees.” The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2019.

Note 7 – Recent Regulatory Reporting Updates

In August 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to U.S. GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. As of March 31, 2019, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The ASU is effective for fiscal years, and interim periods

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of March 31, 2019, the Funds have fully adopted the provisions of the ASU, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

Note 8 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	49	Current: Trustee, Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2003-2016).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	48	Former: Zincore Metals, Inc. (2009-January 2019).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	49

Current: PPM Funds (2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				48

Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016); Bennett Group of Funds (2011-2013).

INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017-2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	48	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of her position with the Funds' Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002- 2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providingthe services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Chief Financial Officer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*		/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 7, 2019

By (Signature and Title)*		/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Chief Accounting Officer

Date	June 7, 2019

*	Print the name and title of each signing officer under his or her signature.